Schedule of Investments (unaudited)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 0.4%
BBCMS Mortgage Trust, 5.40%, 09/15/57	$250	$252,821
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	200	195,589
Series 2019-B9, Class A5, 4.02%, 03/15/52	50	48,359
Morgan Stanley Capital I Trust
Series 2019-H6, Class A4, 3.42%, 06/15/52	110	104,004
Series 2021-L7, Class A5, 2.57%, 10/15/54	500	431,880
		1,032,653
Total Collateralized Mortgage Obligations — 0.4% (Cost: $1,038,393)		1,032,653
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31	10	8,799
5.38%, 06/15/33	9	8,961
Lamar Media Corp., 3.63%, 01/15/31	5	4,541
Omnicom Group Inc.
2.60%, 08/01/31	25	21,926
4.20%, 06/01/30	5	4,894
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/31(b)	10	10,571
		59,692
Aerospace & Defense — 0.3%
BAE Systems PLC, 5.30%, 03/26/34(b)	30	30,272
Boeing Co. (The)
3.25%, 02/01/35	5	4,114
3.60%, 05/01/34	35	30,257
3.63%, 02/01/31	25	23,306
6.39%, 05/01/31	10	10,668
6.53%, 05/01/34	50	53,402
Bombardier Inc.
6.75%, 06/15/33(b)	15	15,207
7.00%, 06/01/32(b)(c)	15	15,318
7.25%, 07/01/31(b)	15	15,480
7.45%, 05/01/34(b)	10	10,593
8.75%, 11/15/30(b)	10	10,745
Efesto Bidco Spa/U.S. LLC, 7.50%, 02/15/32(b)	15	15,118
Embraer Netherlands Finance BV, 5.98%, 02/11/35	10	10,120
General Electric Co., 6.75%, 03/15/32	25	27,905
Goat Holdco LLC, 6.75%, 02/01/32(b)	15	15,003
Hexcel Corp., 5.88%, 02/26/35	5	4,979
L3Harris Technologies Inc.
4.85%, 04/27/35	10	9,598
5.35%, 06/01/34	20	20,133
5.40%, 07/31/33	40	40,520
Lockheed Martin Corp.
1.85%, 06/15/30	25	22,103
4.75%, 02/15/34	45	44,178
4.80%, 08/15/34	10	9,834
Northrop Grumman Corp., 4.70%, 03/15/33	40	39,334
RTX Corp.
2.38%, 03/15/32	15	12,806
5.15%, 02/27/33	55	55,371
6.00%, 03/15/31	50	53,071
6.10%, 03/15/34	25	26,605
Spirit AeroSystems Inc., 9.75%, 11/15/30(b)	20	22,105
Security	Par (000)	Value
Aerospace & Defense (continued)
TransDigm Inc.
6.00%, 01/15/33(b)	$30	$29,720
6.38%, 05/31/33(b)	45	44,492
6.63%, 03/01/32(b)	35	35,750
6.88%, 12/15/30(b)	35	36,077
7.13%, 12/01/31(b)	15	15,529
		809,713
Agriculture — 0.2%
Altria Group Inc.
2.45%, 02/04/32	60	50,874
5.63%, 02/06/35	15	15,062
Archer-Daniels-Midland Co., 4.50%, 08/15/33	25	24,091
BAT Capital Corp.
2.73%, 03/25/31	25	22,197
4.74%, 03/16/32	15	14,645
6.00%, 02/20/34	15	15,607
6.34%, 08/02/30	55	58,640
6.42%, 08/02/33	30	32,197
7.75%, 10/19/32	20	22,829
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	10	8,944
4.65%, 09/17/34	10	9,626
Cargill Inc.
1.70%, 02/02/31(b)	35	29,861
2.13%, 11/10/31(b)	10	8,567
4.00%, 06/22/32(b)	25	23,625
5.13%, 10/11/32(b)	10	10,086
5.13%, 02/11/35(b)	10	9,896
Darling Ingredients Inc., 6.00%, 06/15/30(b)	15	15,027
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 04/20/35(b)	20	20,415
Philip Morris International Inc.
4.88%, 04/30/35	20	19,354
5.25%, 02/13/34	50	50,263
5.38%, 02/15/33	50	50,987
5.75%, 11/17/32	85	88,997
		601,790
Airlines — 0.0%
American Airlines Pass-Through Trust
Series 2019-1, Class AA, 3.15%, 08/15/33	4	3,304
Series A, Class A, 2.88%, 01/11/36	9	7,519
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(b)	5	4,858
British Airways Pass-Through Trust, Series 2019-1, Class AA, 3.30%, 06/15/34(b)	7	6,978
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)	39	38,596
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34(c)	7	6,472
Series 2019-1, Class AA, 2.75%, 11/15/33	4	3,190
United Airlines Pass-Through Trust
Series 2019, Class AA, 4.15%, 02/25/33	3	3,108
Series 2019-2, Class AA, 2.70%, 11/01/33	4	3,338
		77,363
Apparel — 0.0%
Champ Acquisition Corp., 8.38%, 12/01/31(b)	10	10,546
Crocs Inc., 4.13%, 08/15/31(b)	8	7,135
Hanesbrands Inc., 9.00%, 02/15/31(b)	10	10,556
Levi Strauss & Co., 3.50%, 03/01/31(b)	10	8,935
S&S Holdings LLC, 8.38%, 10/01/31(b)	10	9,601

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Apparel (continued)
Tapestry Inc.
3.05%, 03/15/32(c)	$25	$21,810
5.50%, 03/11/35	15	14,711
VF Corp., 6.00%, 10/15/33	5	4,494
		87,788
Auto Manufacturers — 0.4%
Allison Transmission Inc., 3.75%, 01/30/31(b)	17	15,434
American Honda Finance Corp.
4.90%, 01/10/34(c)	15	14,576
5.20%, 03/05/35	15	14,664
BMW U.S. Capital LLC
1.95%, 08/12/31(b)(c)	20	16,741
2.55%, 04/01/31(b)	15	13,154
3.70%, 04/01/32(b)	10	9,134
5.15%, 08/11/33(b)(c)	10	9,927
5.15%, 04/02/34(b)	10	9,873
5.40%, 03/21/35(b)	10	9,872
Cummins Inc.
5.15%, 02/20/34	25	25,173
5.30%, 05/09/35	20	19,972
Daimler Truck Finance North America LLC, 5.63%, 01/13/35(b)	10	9,993
Ford Motor Co.
3.25%, 02/12/32	58	47,870
6.10%, 08/19/32	95	92,710
7.45%, 07/16/31	30	31,886
Ford Motor Credit Co. LLC
3.63%, 06/17/31	33	28,381
4.00%, 11/13/30	20	17,819
6.13%, 03/08/34	10	9,500
6.50%, 02/07/35	10	9,758
7.20%, 06/10/30	25	25,914
General Motors Co., 5.60%, 10/15/32	25	24,879
General Motors Financial Co. Inc.
2.35%, 01/08/31	10	8,512
2.70%, 06/10/31	19	16,277
3.10%, 01/12/32	45	38,829
3.60%, 06/21/30	25	23,019
5.45%, 09/06/34	15	14,366
5.75%, 02/08/31	10	10,115
5.90%, 01/07/35	25	24,669
5.95%, 04/04/34	30	29,797
6.10%, 01/07/34	45	45,252
6.40%, 01/09/33	29	29,946
Honda Motor Co. Ltd., 2.97%, 03/10/32	50	44,149
Hyundai Capital America
4.75%, 09/26/31(b)	10	9,722
5.40%, 01/08/31(b)	25	25,173
5.40%, 03/29/32(b)	10	9,944
JB Poindexter & Co. Inc., 8.75%, 12/15/31(b)	10	9,948
Mercedes-Benz Finance North America LLC
5.00%, 01/11/34(b)	15	14,629
8.50%, 01/18/31	25	29,419
Nissan Motor Co. Ltd., 4.81%, 09/17/30(b)	50	46,114
PACCAR Financial Corp., 5.00%, 03/22/34	10	9,987
Stellantis Finance U.S. Inc.
2.69%, 09/15/31(b)	5	4,139
6.45%, 03/18/35(b)	10	9,892
Toyota Motor Credit Corp.
1.65%, 01/10/31	45	38,310
4.60%, 10/10/31	25	24,777
Security	Par (000)	Value
Auto Manufacturers (continued)
4.70%, 01/12/33	$15	$14,828
4.80%, 01/05/34	25	24,646
5.10%, 03/21/31	10	10,168
5.35%, 01/09/35	20	20,211
Volkswagen Group of America Finance LLC, 5.60%, 03/22/34(b)	10	9,862
		1,053,930
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.
7.50%, 02/15/33(b)(c)	15	14,877
8.25%, 04/15/31(b)	10	10,206
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32	25	21,952
Aptiv PLC/Aptiv Global Financing DAC, 5.15%, 09/13/34	15	14,181
BorgWarner Inc., 5.40%, 08/15/34(c)	10	9,962
Dana Inc.
4.25%, 09/01/30	5	4,745
4.50%, 02/15/32(c)	10	9,352
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)	14	14,289
Goodyear Tire & Rubber Co. (The)
5.25%, 04/30/31	10	9,336
5.25%, 07/15/31	9	8,393
5.63%, 04/30/33	10	9,300
IHO Verwaltungs GmbH
7.75%, 11/15/30, (7.75% Cash and 8.50% PIK)(b)(d)	10	10,109
8.00%, 11/15/32, (8.00% Cash and 8.75% PIK)(b)(d)	10	10,022
Lear Corp., 2.60%, 01/15/32	25	21,231
Magna International Inc.
2.45%, 06/15/30	10	8,935
5.50%, 03/21/33	10	10,042
Phinia Inc., 6.63%, 10/15/32(b)	5	4,966
ZF North America Capital Inc., 6.88%, 04/23/32(b)	15	13,740
		205,638
Banks — 4.6%
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35, (5-year CMT + 1.700%)(a)(b)	25	21,692
5.20%, 09/30/35, (1-year CMT + 1.470%)(a)(b)	30	29,074
Banco Bilbao Vizcaya Argentaria SA, 6.03%, 03/13/35, (1-year CMT + 1.950%)(a)	10	10,223
Banco Santander SA
2.75%, 12/03/30	150	131,911
2.96%, 03/25/31	20	18,073
6.03%, 01/17/35	20	20,752
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(a)	55	47,601
1.92%, 10/24/31, (1-day SOFR + 1.370%)(a)	65	55,967
2.30%, 07/21/32, (1-day SOFR + 1.220%)(a)	65	55,700
2.48%, 09/21/36, (5-year CMT + 1.200%)(a)	55	45,985
2.57%, 10/20/32, (1-day SOFR + 1.210%)(a)	75	65,070
2.69%, 04/22/32, (1-day SOFR + 1.320%)(a)	75	66,253
2.97%, 02/04/33, (1-day SOFR + 1.330%)(a)	65	57,192
3.85%, 03/08/37, (5-year CMT + 2.000%)(a)	30	26,859
4.57%, 04/27/33, (1-day SOFR + 1.830%)(a)	95	92,139
5.02%, 07/22/33, (1-day SOFR + 2.160%)(a)	90	89,609
5.29%, 04/25/34, (1-day SOFR + 1.910%)(a)	85	85,038
5.43%, 08/15/35, (1-day SOFR +1.913%)(a)	45	44,043
5.46%, 05/09/36, (1-day SOFR + 1.640%)(a)	50	50,354

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.47%, 01/23/35, (1-day SOFR + 1.650%)(a)	$100	$101,141
5.51%, 01/24/36, (1-day SOFR + 1.310%)(a)	70	70,598
5.52%, 10/25/35, (1-day SOFR + 1.738%)(a)	70	68,621
5.74%, 02/12/36, (1-day SOFR + 1.697%)(a)	60	59,604
5.87%, 09/15/34, (1-day SOFR + 1.840%)(a)	80	83,074
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(a)	45	39,825
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.400%)(a)	25	21,308
5.51%, 06/04/31	40	41,332
Bank of New York Mellon Corp. (The)
1.80%, 07/28/31	5	4,268
2.50%, 01/26/32	25	21,695
4.71%, 02/01/34, (1-day SOFR + 1.512%)(a)	20	19,473
4.97%, 04/26/34, (1-day SOFR + 1.606%)(a)	20	19,781
5.06%, 07/22/32, (1-day SOFR + 1.230%)(a)	60	60,666
5.19%, 03/14/35, (1-day SOFR + 1.418%)(a)	25	25,006
5.23%, 11/20/35, (1-day SOFR + 1.253%)(a)	30	30,152
5.83%, 10/25/33, (1-day SOFR Index + 2.074%)(a)	30	31,410
6.47%, 10/25/34, (1-day SOFR + 1.845%)(a)	30	32,623
Bank of Nova Scotia (The)
2.45%, 02/02/32	45	38,584
4.74%, 11/10/32, (1-day SOFR + 1.440%)(a)	25	24,730
5.65%, 02/01/34	35	36,176
BankUnited Inc., 5.13%, 06/11/30	10	9,776
Barclays PLC
5.79%, 02/25/36, (1-day SOFR + 1.590%)(a)	20	20,052
6.22%, 05/09/34, (1-day SOFR + 2.980%)(a)	200	208,654
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	10	9,750
BNP Paribas SA
2.87%, 04/19/32, (3-mo. CME Term SOFR + 1.387%)(a)(b)	200	176,281
5.74%, 02/20/35, (1-day SOFR + 1.880%)(a)(b)	5	5,093
5.89%, 12/05/34, (1-day SOFR + 1.866%)(a)(b)	10	10,441
BPCE SA, 5.94%, 05/30/35, (1-day SOFR + 1.850%)(a)(b)	250	253,352
CaixaBank SA, 6.04%, 06/15/35, (1-day SOFR +2.260%)(a)(b)	10	10,301
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	16	14,704
6.09%, 10/03/33	20	21,212
Citibank NA, 5.57%, 04/30/34	30	30,721
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.177%)(a)	50	43,014
2.56%, 05/01/32, (1-day SOFR + 1.167%)(a)	110	96,073
2.57%, 06/03/31, (1-day SOFR + 2.107%)(a)	80	71,619
3.06%, 01/25/33, (1-day SOFR + 1.351%)(a)	50	43,962
3.79%, 03/17/33, (1-day SOFR + 1.939%)(a)	90	82,669
4.91%, 05/24/33, (1-day SOFR + 2.086%)(a)	45	44,202
5.41%, 09/19/39, (5-year CMT + 1.730%)(a)	10	9,528
5.45%, 06/11/35, (1-day SOFR + 1.447%)(a)	65	65,102
5.83%, 02/13/35, (1-day SOFR + 2.056%)(a)	45	44,845
6.02%, 01/24/36, (1-day SOFR + 1.830%)(a)	55	55,175
6.17%, 05/25/34, (1-day SOFR + 2.661%)(a)	55	56,286
6.27%, 11/17/33, (1-day SOFR + 2.338%)(a)	50	53,086
6.63%, 06/15/32	30	32,304
5.33%, 03/27/36, (1-day SOFR + 1.465%)(a)	40	39,500
Citizens Financial Group Inc.
5.64%, 05/21/37, (5-year CMT + 2.750%)(a)	20	19,412
5.72%, 07/23/32, (1-day SOFR + 1.910%)(a)	5	5,102
6.65%, 04/25/35, (1-day SOFR + 2.325%)(a)	10	10,585
Security	Par (000)	Value
Banks (continued)
Commonwealth Bank of Australia
2.69%, 03/11/31(b)	$10	$8,773
5.84%, 03/13/34(b)	15	15,277
Credit Agricole SA
5.37%, 03/11/34(b)	5	5,102
5.86%, 01/09/36, (1-day SOFR + 1.740%)(a)(b)	10	10,164
6.25%, 01/10/35, (1-day SOFR + 2.670%)(a)(b)	10	10,257
Deutsche Bank AG/New York NY
3.55%, 09/18/31, (1-day SOFR + 3.043%)(a)	150	138,115
3.73%, 01/14/32, (1-day SOFR + 2.757%)(a)	10	8,988
3.74%, 01/07/33, (1-day SOFR + 2.257%)(a)	25	21,988
Dresdner Funding Trust I, 8.15%, 06/30/31(b)	20	21,853
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.660%)(a)	15	14,073
5.63%, 01/29/32, (1-day SOFR + 1.840%)(a)	5	5,135
Freedom Mortgage Corp., 12.25%, 10/01/30(b)	8	8,836
Goldman Sachs Capital I, 6.35%, 02/15/34	10	10,243
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.090%)(a)	25	21,268
2.38%, 07/21/32, (1-day SOFR + 1.248%)(a)	50	43,041
2.62%, 04/22/32, (1-day SOFR + 1.281%)(a)	85	74,570
2.65%, 10/21/32, (1-day SOFR + 1.264%)(a)	40	34,747
3.10%, 02/24/33, (1-day SOFR + 1.410%)(a)	80	70,646
5.02%, 10/23/35, (1-day SOFR + 1.420%)(a)	110	106,384
5.33%, 07/23/35, (1-day SOFR + 1.550%)(a)	50	49,639
5.54%, 01/28/36, (1-day SOFR + 1.380%)(a)	65	65,465
5.85%, 04/25/35, (1-day SOFR + 1.552%)(a)	40	41,222
6.13%, 02/15/33	50	53,921
6.56%, 10/24/34, (1-day SOFR + 1.950%)(a)	75	81,788
HSBC Holdings PLC
2.80%, 05/24/32, (1-day SOFR + 1.187%)(a)	200	175,056
4.76%, 03/29/33, (1-day SOFR + 2.530%)(a)	200	191,516
5.45%, 03/03/36, (1-day SOFR + 1.560%)(a)	30	29,552
6.25%, 03/09/34, (1-day SOFR + 2.390%)(a)	200	210,274
8.11%, 11/03/33, (1-day SOFR + 4.250%)(a)	10	11,409
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(a)	15	12,434
5.02%, 05/17/33, (1-day SOFR + 2.050%)(a)	20	19,408
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(a)	40	40,187
6.14%, 11/18/39, (5-year CMT + 1.700%)(a)	5	4,984
ING Groep NV, 2.73%, 04/01/32, (1-day SOFR + 1.316%)(a)	200	177,101
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(b)	10	9,003
7.20%, 11/28/33(b)	30	33,096
8.25%, 11/21/33, (1-year CMT + 4.400%)(a)(b)	15	17,073
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(a)	30	25,630
1.95%, 02/04/32, (1-day SOFR + 1.065%)(a)	55	47,094
2.55%, 11/08/32, (1-day SOFR + 1.180%)(a)	60	51,977
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(a)	70	61,747
2.96%, 01/25/33, (1-day SOFR + 1.260%)(a)	65	57,451
4.59%, 04/26/33, (1-day SOFR + 1.800%)(a)	50	48,733
4.91%, 07/25/33, (1-day SOFR + 2.080%)(a)	80	79,282
4.95%, 10/22/35, (1-day SOFR + 1.340%)(a)	70	67,984
5.29%, 07/22/35, (1-day SOFR + 1.460%)(a)	110	109,901
5.34%, 01/23/35, (1-day SOFR + 1.620%)(a)	55	55,318
5.35%, 06/01/34, (1-day SOFR + 1.845%)(a)	85	86,111
5.50%, 01/24/36, (1-day SOFR + 1.315%)(a)	50	50,636

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.57%, 04/22/36, (1-day SOFR + 1.680%)(a)	$70	$71,225
5.72%, 09/14/33, (1-day SOFR + 2.580%)(a)	50	51,285
5.77%, 04/22/35, (1-day SOFR + 1.490%)(a)	60	62,054
6.25%, 10/23/34, (1-day SOFR + 1.810%)(a)	55	58,782
KeyCorp
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(a)	5	4,768
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(a)	30	31,497
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32(b)	20	19,557
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	20	16,893
4.13%, 07/15/33	135	133,081
4.38%, 02/28/34	100	99,908
4.75%, 10/29/30	80	82,708
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	115	97,936
4.13%, 02/06/31(e)	25	24,996
Lloyds Banking Group PLC
4.98%, 08/11/33, (1-year CMT + 2.300%)(a)	10	9,799
5.59%, 11/26/35, (1-year CMT + 1.200%)(a)	5	5,001
5.68%, 01/05/35, (1-year CMT + 1.750%)(a)	10	10,104
7.95%, 11/15/33, (1-year CMT + 3.750%)(a)	15	17,035
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.850%)(a)	15	14,519
5.39%, 01/16/36, (1-day SOFR + 1.610%)(a)	10	9,745
6.08%, 03/13/32, (1-day SOFR + 2.260%)(a)	35	36,396
Macquarie Bank Ltd., 3.05%, 03/03/36, (5-year CMT + 1.700%)(a)(b)	10	8,772
Macquarie Group Ltd.
2.69%, 06/23/32, (1-day SOFR + 1.440%)(a)(b)	10	8,732
2.87%, 01/14/33, (1-day SOFR + 1.532%)(a)(b)	33	28,325
4.44%, 06/21/33, (1-day SOFR + 2.405%)(a)(b)	33	31,070
5.49%, 11/09/33, (1-day SOFR + 2.865%)(a)(b)	30	30,101
5.89%, 06/15/34, (1-day SOFR + 2.380%)(a)(b)	30	30,829
Mitsubishi UFJ Financial Group Inc., 5.43%, 04/17/35, (1-year CMT + 1.000%)(a)	200	200,800
Mizuho Financial Group Inc.
2.56%, 09/13/31	45	38,569
5.67%, 09/13/33, (1-year CMT + 2.400%)(a)	95	97,188
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.034%)(a)	54	45,454
1.93%, 04/28/32, (1-day SOFR + 1.020%)(a)	50	42,220
2.24%, 07/21/32, (1-day SOFR + 1.178%)(a)	85	72,456
2.48%, 09/16/36, (1-day SOFR + 1.360%)(a)	65	54,284
2.51%, 10/20/32, (1-day SOFR + 1.200%)(a)	70	60,256
2.94%, 01/21/33, (1-day SOFR + 1.290%)(a)	55	48,352
4.89%, 07/20/33, (1-day SOFR + 2.076%)(a)	25	24,637
5.25%, 04/21/34, (1-day SOFR + 1.870%)(a)	65	64,973
5.30%, 04/20/37, (1-day SOFR + 2.620%)(a)	5	4,897
5.32%, 07/19/35, (1-day SOFR + 1.555%)(a)	50	49,679
5.42%, 07/21/34, (1-day SOFR + 1.880%)(a)	75	75,625
5.47%, 01/18/35, (1-day SOFR + 1.730%)(a)	50	50,282
5.59%, 01/18/36, (1-day SOFR + 1.418%)(a)	70	70,700
5.66%, 04/17/36, (1-day SOFR + 1.757%)(a)	60	61,049
5.83%, 04/19/35, (1-day SOFR + 1.580%)(a)	55	56,711
5.94%, 02/07/39, (5-year CMT + 1.800%)(a)	35	35,278
5.95%, 01/19/38, (5-year CMT + 2.430%)(a)	35	35,281
6.34%, 10/18/33, (1-day SOFR + 2.560%)(a)	45	48,122
6.63%, 11/01/34, (1-day SOFR + 2.050%)(a)	35	37,979
7.25%, 04/01/32	80	91,148
National Australia Bank Ltd.
2.33%, 08/21/30(b)	55	48,109
Security	Par (000)	Value
Banks (continued)
5.90%, 01/14/36, (1-year CMT + 1.300%)(a)(b)	$20	$20,209
NatWest Group PLC, 6.02%, 03/02/34, (1-year CMT + 2.100%)(a)	100	104,044
Norinchukin Bank (The), 2.08%, 09/22/31(b)	15	12,567
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.979%)(a)	10	8,643
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(a)	7	6,641
4.81%, 10/21/32, (1-day SOFR + 1.259%)(a)	25	24,656
5.07%, 01/24/34, (1-day SOFR + 1.933%)(a)	25	24,706
5.40%, 07/23/35, (1-day SOFR + 1.599%)(a)	40	39,912
5.58%, 01/29/36, (1-day SOFR + 1.394%)(a)	25	25,199
5.68%, 01/22/35, (1-day SOFR + 1.902%)(a)	40	40,814
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)	40	41,404
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(a)	45	47,052
6.88%, 10/20/34, (1-day SOFR + 2.284%)(a)	30	32,941
Regions Financial Corp., 5.50%, 09/06/35, (1-day SOFR +2.060%)(a)	30	29,422
Royal Bank of Canada
2.30%, 11/03/31	45	38,958
5.00%, 02/01/33	70	70,156
5.00%, 05/02/33	35	35,034
5.15%, 02/01/34	30	30,291
Santander Holdings USA Inc., 6.34%, 05/31/35, (1-day SOFR + 2.138%)(a)	15	15,372
Societe Generale SA, 6.69%, 01/10/34, (1-year CMT + 2.950%)(a)(b)	200	210,752
Standard Chartered PLC
3.27%, 02/18/36, (5-year CMT + 2.300%)(a)(b)	15	13,343
5.91%, 05/14/35, (1-year CMT + 1.450%)(a)(b)	30	30,533
6.10%, 01/11/35, (1-year CMT + 2.100%)(a)(b)	10	10,325
State Street Corp.
2.20%, 03/03/31	25	21,757
2.62%, 02/07/33, (1-day SOFR + 1.002%)(a)	20	17,393
4.16%, 08/04/33, (1-day SOFR + 1.726%)(a)	15	14,199
4.42%, 05/13/33, (1-day SOFR + 1.605%)(a)	5	4,858
4.68%, 10/22/32, (1-day SOFR + 1.050%)(a)	35	34,640
4.82%, 01/26/34, (1-day SOFR + 1.567%)(a)	25	24,521
5.15%, 02/28/36, (1-day SOFR + 1.217%)(a)	30	29,813
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)	15	15,113
Sumitomo Mitsui Financial Group Inc.
5.56%, 07/09/34	20	20,402
5.85%, 07/13/30	200	209,612
Toronto-Dominion Bank (The)
2.00%, 09/10/31	10	8,603
2.45%, 01/12/32	25	21,523
3.20%, 03/10/32	45	40,289
4.46%, 06/08/32	45	43,618
5.30%, 01/30/32	25	25,353
Truist Financial Corp.
1.95%, 06/05/30	15	13,103
4.92%, 07/28/33, (1-day SOFR + 2.240%)(a)	25	23,988
5.12%, 01/26/34, (1-day SOFR + 1.852%)(a)	35	34,309
5.15%, 08/05/32, (1-day SOFR + 1.571%)(a)	20	20,079
5.71%, 01/24/35, (1-day SOFR + 1.922%)(a)	35	35,555
5.87%, 06/08/34, (1-day SOFR + 2.361%)(a)	40	40,988
6.12%, 10/28/33, (1-day SOFR + 2.300%)(a)	20	20,886
U.S. Bancorp
1.38%, 07/22/30	15	12,780
2.49%, 11/03/36, (5-year CMT + 0.950%)(a)	30	24,939
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)	15	12,932
4.84%, 02/01/34, (1-day SOFR + 1.600%)(a)	25	24,242

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.97%, 07/22/33, (1-day SOFR + 2.110%)(a)	$25	$24,298
5.42%, 02/12/36, (1-day SOFR + 1.411%)(a)	25	24,925
5.68%, 01/23/35, (1-day SOFR + 1.860%)(a)	35	35,650
5.84%, 06/12/34, (1-day SOFR + 2.260%)(a)	35	36,124
5.85%, 10/21/33, (1-day SOFR + 2.090%)(a)	30	31,060
UBS Group AG
2.10%, 02/11/32, (1-year CMT + 1.000%)(a)(b)	200	170,743
4.99%, 08/05/33, (1-year CMT + 2.400%)(a)(b)	200	196,585
6.54%, 08/12/33, (1-day SOFR + 3.920%)(a)(b)	10	10,744
UniCredit SpA
3.13%, 06/03/32, (1-year CMT + 1.550%)(a)(b)	5	4,462
5.46%, 06/30/35, (5-year CMT + 4.750%)(a)(b)	25	24,444
Walker & Dunlop Inc., 6.63%, 04/01/33(b)	10	10,168
Wells Fargo & Co.
3.35%, 03/02/33, (1-day SOFR + 1.500%)(a)	75	67,341
4.90%, 07/25/33, (1-day SOFR + 2.100%)(a)	75	73,730
5.21%, 12/03/35, (1-day SOFR + 1.380%)(a)	50	49,057
5.38%, 02/07/35(c)	15	15,377
5.39%, 04/24/34, (1-day SOFR + 2.020%)(a)	90	90,392
5.50%, 01/23/35, (1-day SOFR + 1.780%)(a)	75	75,429
5.56%, 07/25/34, (1-day SOFR + 1.990%)(a)	75	75,974
5.61%, 04/23/36, (1-day SOFR + 1.740%)(a)	65	65,765
6.49%, 10/23/34, (1-day SOFR + 2.060%)(a)	75	80,391
Westpac Banking Corp.
2.15%, 06/03/31	85	74,661
2.67%, 11/15/35, (5-year CMT + 1.750%)(a)	25	21,801
3.02%, 11/18/36, (5-year CMT + 1.530%)(a)	25	21,619
5.62%, 11/20/35, (1-year CMT + 1.200%)(a)	55	54,593
		11,433,824
Beverages — 0.2%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	35	33,531
5.00%, 06/15/34	25	25,183
Coca-Cola Co. (The)
1.38%, 03/15/31	40	33,961
2.25%, 01/05/32	45	39,457
4.65%, 08/14/34	25	24,787
5.00%, 05/13/34	10	10,156
Constellation Brands Inc.
2.25%, 08/01/31	15	12,856
4.90%, 05/01/33(c)	25	24,488
Diageo Investment Corp., 7.45%, 04/15/35	5	5,821
Keurig Dr Pepper Inc.
4.05%, 04/15/32	10	9,506
5.30%, 03/15/34	30	30,255
PepsiCo Inc.
1.95%, 10/21/31	30	25,696
3.90%, 07/18/32	25	23,845
4.45%, 02/15/33	10	9,929
5.00%, 02/07/35	20	19,974
Pepsico Singapore Financing I Pte Ltd., 4.70%, 02/16/34	35	34,366
Pernod Ricard International Finance LLC, 1.63%, 04/01/31(b)	10	8,248
		372,059
Biotechnology — 0.1%
Amgen Inc.
2.00%, 01/15/32	55	46,198
3.35%, 02/22/32	35	31,974
5.25%, 03/02/33	90	90,840
Security	Par (000)	Value
Biotechnology (continued)
Biogen Inc., 5.75%, 05/15/35	$15	$15,111
Bio-Rad Laboratories Inc., 3.70%, 03/15/32	25	22,718
CSL Finance PLC, 4.25%, 04/27/32(b)	30	28,837
Gilead Sciences Inc.
1.65%, 10/01/30	40	34,545
5.25%, 10/15/33	10	10,166
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30	40	34,247
Royalty Pharma PLC
2.15%, 09/02/31	25	21,125
2.20%, 09/02/30	10	8,711
		344,472
Building Materials — 0.3%
Boise Cascade Co., 4.88%, 07/01/30(b)	8	7,738
Builders FirstSource Inc.
4.25%, 02/01/32(b)	27	24,491
6.38%, 06/15/32(b)	10	10,095
6.38%, 03/01/34(b)	20	19,960
6.75%, 05/15/35(b)	10	10,055
Carrier Global Corp.
2.70%, 02/15/31	35	31,454
5.90%, 03/15/34	10	10,501
Eagle Materials Inc., 2.50%, 07/01/31	10	8,697
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(b)	50	50,542
6.75%, 07/15/31(b)	10	10,224
Fortune Brands Innovations Inc.
4.00%, 03/25/32	10	9,225
5.88%, 06/01/33	21	21,565
Holcim Finance U.S. LLC, 5.40%, 04/07/35(b)	20	19,892
JELD-WEN Inc., 7.00%, 09/01/32(b)(c)	5	3,690
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	10	8,667
2.00%, 09/16/31	30	25,403
4.90%, 12/01/32	5	4,943
Knife River Corp., 7.75%, 05/01/31(b)	5	5,247
Martin Marietta Materials Inc.
2.40%, 07/15/31	10	8,699
5.15%, 12/01/34	15	14,891
Masco Corp.
2.00%, 10/01/30	15	12,901
2.00%, 02/15/31	25	21,142
Masterbrand Inc., 7.00%, 07/15/32(b)	15	14,907
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(b)	15	15,124
Owens Corning, 5.70%, 06/15/34	20	20,423
Quikrete Holdings Inc.
6.38%, 03/01/32(b)	80	81,270
6.75%, 03/01/33(b)	20	20,289
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(b)	20	20,551
Standard Industries Inc./New York
3.38%, 01/15/31(b)	18	15,900
4.38%, 07/15/30(b)	27	25,332
6.50%, 08/15/32(b)	25	25,404
Trane Technologies Financing Ltd.
5.10%, 06/13/34	15	14,976
5.25%, 03/03/33	5	5,100
Vulcan Materials Co.
3.50%, 06/01/30	10	9,484
5.35%, 12/01/34	15	15,102

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Wilsonart LLC, 11.00%, 08/15/32(b)(c)	$10	$8,806
		632,690
Chemicals — 0.3%
Air Products and Chemicals Inc.
4.80%, 03/03/33	25	24,939
4.85%, 02/08/34	5	4,949
Albemarle Corp., 5.05%, 06/01/32(c)	5	4,640
Ashland Inc., 3.38%, 09/01/31(b)	20	17,243
Avient Corp.
6.25%, 11/01/31(b)	10	9,997
7.13%, 08/01/30(b)	15	15,456
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)	10	10,448
Braskem Netherlands Finance BV, 7.25%, 02/13/33(e)	200	174,448
Celanese U.S. Holdings LLC
6.63%, 07/15/32	25	25,582
6.75%, 04/15/33(c)	10	9,732
7.05%, 11/15/30	35	36,117
7.20%, 11/15/33	20	20,868
Cerdia Finanz GmbH, 9.38%, 10/03/31(b)	15	15,459
CF Industries Inc., 5.15%, 03/15/34	15	14,556
Chemours Co. (The), 8.00%, 01/15/33(b)	10	8,717
Consolidated Energy Finance SA, 12.00%, 02/15/31(b)	10	9,185
Dow Chemical Co. (The)
2.10%, 11/15/30	45	38,967
5.15%, 02/15/34(c)	25	24,446
6.30%, 03/15/33(c)	25	26,471
Eastman Chemical Co.
5.63%, 02/20/34	15	14,990
5.75%, 03/08/33	10	10,242
Ecolab Inc., 2.13%, 02/01/32	25	21,295
EIDP Inc., 4.80%, 05/15/33	15	14,709
FMC Corp.
5.65%, 05/18/33	15	14,454
8.45%, 11/01/55, (5-year CMT + 4.366%)(a)	15	15,121
Huntsman International LLC, 2.95%, 06/15/31	10	8,247
International Flavors & Fragrances Inc., 2.30%, 11/01/30(b)	19	16,503
LYB International Finance III LLC
5.50%, 03/01/34	35	34,151
5.63%, 05/15/33	5	5,020
Methanex U.S. Operations Inc., 6.25%, 03/15/32(b)	10	9,681
Nutrien Ltd.
4.13%, 03/15/35	10	8,905
5.40%, 06/21/34	10	9,960
OCI NV, 6.70%, 03/16/33(b)	10	10,935
Olin Corp., 6.63%, 04/01/33(b)	25	23,936
Olympus Water U.S. Holding Corp., 7.25%, 06/15/31(b)	15	14,995
RPM International Inc., 2.95%, 01/15/32	20	17,411
Sherwin-Williams Co. (The)
2.20%, 03/15/32	20	16,905
4.80%, 09/01/31	15	14,988
WR Grace Holdings LLC, 7.38%, 03/01/31(b)	5	5,061
YPF SA, 7.00%, 09/30/33(e)(f)	50	47,797
		827,526
Commercial Services — 0.5%
ADT Security Corp. (The), 4.88%, 07/15/32(b)	15	14,244
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)	45	46,623
Security	Par (000)	Value
Commercial Services (continued)
Ashtead Capital Inc.
5.55%, 05/30/33(b)	$5	$4,956
5.80%, 04/15/34(b)	15	15,061
Automatic Data Processing Inc.
4.45%, 09/09/34	15	14,455
4.75%, 05/08/32	25	25,108
Avis Budget Car Rental LLC / Avis Budget Finance Inc., 8.38%, 06/15/32(b)	20	20,161
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 8.00%, 02/15/31(b)(c)	10	10,117
Block Financial LLC, 3.88%, 08/15/30	20	18,830
Block Inc.
3.50%, 06/01/31	18	16,255
6.50%, 05/15/32	40	40,902
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)	40	42,285
Brink's Co. (The), 6.75%, 06/15/32(b)	5	5,126
Cimpress PLC, 7.38%, 09/15/32(b)	10	9,331
DP World Crescent Ltd., 5.50%, 05/08/35(b)	200	199,631
Emory University, Series 2020, 2.14%, 09/01/30	5	4,438
Equifax Inc., 2.35%, 09/15/31	30	25,753
EquipmentShare.com Inc.
8.00%, 03/15/33(b)	10	10,287
8.63%, 05/15/32(b)	10	10,495
ERAC USA Finance LLC
4.90%, 05/01/33(b)	30	29,547
5.20%, 10/30/34(b)	10	10,034
Garda World Security Corp.
8.25%, 08/01/32(b)	20	19,945
8.38%, 11/15/32(b)	15	15,054
GEO Group Inc. (The), 10.25%, 04/15/31	10	10,964
Global Payments Inc.
2.90%, 11/15/31	15	13,037
5.40%, 08/15/32(c)	15	15,050
GXO Logistics Inc.
2.65%, 07/15/31	20	16,948
6.50%, 05/06/34	10	10,232
Herc Holdings Escrow Inc.
7.00%, 06/15/30(b)	17	17,516
7.25%, 06/15/33(b)	14	14,403
Mobius Merger Sub Inc., 9.00%, 06/01/30(b)	10	8,933
Moody's Corp., 4.25%, 08/08/32	25	24,190
PayPal Holdings Inc.
2.30%, 06/01/30	30	27,007
4.40%, 06/01/32	30	29,227
5.15%, 06/01/34	20	19,951
President and Fellows of Harvard College, 4.61%, 02/15/35(c)	15	14,678
Quanta Services Inc.
2.35%, 01/15/32	25	21,074
2.90%, 10/01/30	65	59,047
5.25%, 08/09/34	10	9,901
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(b)	25	24,933
RELX Capital Inc., 5.25%, 03/27/35	15	15,055
Rollins Inc., 5.25%, 02/24/35(b)	10	9,917
RRD Parent Inc., 10.00%, 10/15/31, (10.00% PIK)(b)(d)	7	13,293
S&P Global Inc.
1.25%, 08/15/30	10	8,520
2.90%, 03/01/32	45	40,312
Service Corp. International/U.S.
3.38%, 08/15/30	20	18,174

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
4.00%, 05/15/31	$10	$9,201
5.75%, 10/15/32	15	14,906
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 6.75%, 08/15/32(b)	20	20,406
Transurban Finance Co. Pty. Ltd., 2.45%, 03/16/31(b)	15	13,122
TriNet Group Inc., 7.13%, 08/15/31(b)	5	5,157
Triton Container International Ltd., 3.15%, 06/15/31(b)	25	21,354
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	10	8,472
United Rentals North America Inc.
3.75%, 01/15/32	11	9,872
3.88%, 02/15/31	33	30,473
4.00%, 07/15/30	10	9,394
6.13%, 03/15/34(b)	20	20,295
Valvoline Inc., 3.63%, 06/15/31(b)	10	8,872
Verisk Analytics Inc., 5.25%, 06/05/34	25	25,066
Veritiv Operating Co., 10.50%, 11/30/30(b)	15	15,981
VT Topco Inc., 8.50%, 08/15/30(b)	5	5,308
Wand NewCo 3 Inc., 7.63%, 01/30/32(b)	20	20,840
WEX Inc., 6.50%, 03/15/33(b)	15	14,833
Williams Scotsman Inc., 7.38%, 10/01/31(b)	10	10,412
		1,314,964
Computers — 0.4%
Accenture Capital Inc.
4.25%, 10/04/31	75	73,647
4.50%, 10/04/34	25	24,007
Amdocs Ltd., 2.54%, 06/15/30	10	8,925
Amentum Holdings Inc., 7.25%, 08/01/32(b)	15	15,308
Apple Inc.
1.70%, 08/05/31	25	21,472
3.35%, 08/08/32	30	27,993
4.30%, 05/10/33	20	19,846
4.50%, 05/12/32	25	24,868
4.75%, 05/12/35	25	24,791
Booz Allen Hamilton Inc.
5.95%, 08/04/33	10	10,092
5.95%, 04/15/35	10	9,944
CACI International Inc., 6.38%, 06/15/33(b)	10	10,193
CGI Inc., 2.30%, 09/14/31	10	8,557
Dell International LLC/EMC Corp.
4.85%, 02/01/35	25	23,673
5.30%, 04/01/32	30	30,130
5.40%, 04/15/34	15	15,021
5.50%, 04/01/35	25	24,692
5.75%, 02/01/33	20	20,686
6.20%, 07/15/30	30	31,762
Fortinet Inc., 2.20%, 03/15/31	5	4,347
Fortress Intermediate 3 Inc., 7.50%, 06/01/31(b)	15	15,512
Gartner Inc., 3.75%, 10/01/30(b)	21	19,623
Hewlett Packard Enterprise Co.
4.85%, 10/15/31	30	29,742
5.00%, 10/15/34	30	29,204
HP Inc.
2.65%, 06/17/31	75	65,000
5.50%, 01/15/33	30	29,906
IBM International Capital Pte Ltd., 4.90%, 02/05/34	10	9,792
Insight Enterprises Inc., 6.63%, 05/15/32(b)	10	10,194
International Business Machines Corp.
2.72%, 02/09/32	10	8,778
4.40%, 07/27/32	10	9,691
5.88%, 11/29/32	5	5,314
Security	Par (000)	Value
Computers (continued)
5.00%, 02/10/32	$15	$15,110
5.20%, 02/10/35	10	9,957
Kyndryl Holdings Inc., 3.15%, 10/15/31	15	13,303
Leidos Inc.
2.30%, 02/15/31	15	12,957
5.50%, 03/15/35	10	9,973
5.75%, 03/15/33	20	20,537
Lenovo Group Ltd., 3.42%, 11/02/30(e)	200	185,138
NetApp Inc.
2.70%, 06/22/30	25	22,517
5.70%, 03/17/35	15	15,077
Seagate HDD Cayman
4.13%, 01/15/31	5	4,633
5.75%, 12/01/34	10	9,798
8.50%, 07/15/31	5	5,332
9.63%, 12/01/32	13	14,521
Western Digital Corp., 3.10%, 02/01/32	15	12,972
		1,014,535
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.25%, 08/15/32	10	9,163
4.60%, 03/01/33	4	3,990
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30(b)	10	10,182
Estee Lauder Companies Inc. (The)
4.65%, 05/15/33	15	14,527
5.00%, 02/14/34(c)	50	49,448
Kenvue Inc., 4.90%, 03/22/33	35	35,082
Opal Bidco SAS, 6.50%, 03/31/32(b)	20	19,986
Perrigo Finance Unlimited Co.
4.90%, 06/15/30	10	9,621
6.13%, 09/30/32	15	14,953
Prestige Brands Inc., 3.75%, 04/01/31(b)	7	6,360
Procter & Gamble Co. (The)
1.20%, 10/29/30	40	34,179
1.95%, 04/23/31	25	21,952
2.30%, 02/01/32	35	31,047
4.55%, 01/29/34	50	49,497
Unilever Capital Corp., 1.75%, 08/12/31	100	85,651
		395,638
Distribution & Wholesale — 0.0%
Ferguson Finance PLC, 4.65%, 04/20/32(b)	5	4,793
LKQ Corp., 6.25%, 06/15/33	25	26,043
RB Global Holdings Inc., 7.75%, 03/15/31(b)	10	10,469
Resideo Funding Inc., 6.50%, 07/15/32(b)	10	10,091
Windsor Holdings III LLC, 8.50%, 06/15/30(b)	10	10,609
		62,005
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32	150	133,173
3.40%, 10/29/33	10	8,610
4.95%, 09/10/34	20	19,196
Affiliated Managers Group Inc., 3.30%, 06/15/30	10	9,323
Air Lease Corp.
2.88%, 01/15/32	10	8,751
3.13%, 12/01/30	80	73,056
Ally Financial Inc.
6.18%, 07/26/35, (1-day SOFR + 2.290%)(a)	20	19,892
6.65%, 01/17/40, (5-year CMT + 2.450%)(a)	10	9,592

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
6.70%, 02/14/33(c)	$10	$10,148
8.00%, 11/01/31	55	61,481
American Express Co.
4.42%, 08/03/33, (1-day SOFR + 1.760%)(a)	40	38,605
4.99%, 05/26/33, (1-day SOFR + 2.255%)(a)	25	24,717
5.04%, 05/01/34, (1-day SOFR + 1.835%)(a)	35	34,868
5.28%, 07/26/35, (1-day SOFR + 1.420%)(a)	45	44,751
5.44%, 01/30/36, (1-day SOFR Index + 1.320%)(a)	25	25,172
5.92%, 04/25/35, (1-day SOFR + 1.630%)(a)	5	5,161
Ameriprise Financial Inc.
4.50%, 05/13/32	5	4,894
5.15%, 05/15/33	15	15,132
Apollo Global Management Inc.
6.00%, 12/15/54, (5-year CMT + 2.168%)(a)	5	4,779
6.38%, 11/15/33	10	10,733
Ares Finance Co. II LLC, 3.25%, 06/15/30(b)	15	13,845
Aretec Group Inc., 10.00%, 08/15/30(b)	10	10,907
Aviation Capital Group LLC, 6.38%, 07/15/30(b)	6	6,296
Blackstone Holdings Finance Co. LLC
2.00%, 01/30/32(b)	20	16,498
2.55%, 03/30/32(b)	5	4,249
6.20%, 04/22/33(b)	30	31,649
Blue Owl Finance LLC, 4.38%, 02/15/32	35	32,093
BOC Aviation Ltd., 2.63%, 09/17/30(b)	200	182,178
Bread Financial Holdings Inc., 8.38%, 06/15/35, (5-year CMT + 4.300%)(a)(b)(c)	10	9,714
Brookfield Asset Management Ltd., 5.80%, 04/24/35	10	10,130
Brookfield Capital Finance LLC, 6.09%, 06/14/33	5	5,209
Brookfield Finance Inc., 6.35%, 01/05/34	35	36,997
Burford Capital Global Finance LLC, 9.25%, 07/01/31(b)	15	15,989
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.337%)(a)	45	37,219
2.62%, 11/02/32, (1-day SOFR + 1.265%)(a)	30	25,637
5.27%, 05/10/33, (1-day SOFR + 2.370%)(a)	20	19,791
5.82%, 02/01/34, (1-day SOFR + 2.600%)(a)	20	20,226
5.88%, 07/26/35, (1-day SOFR +1.990%)(a)	20	20,261
6.05%, 02/01/35, (1-day SOFR + 2.260%)(a)	25	25,633
6.18%, 01/30/36, (1-day SOFR + 2.036%)(a)	35	34,706
6.38%, 06/08/34, (1-day SOFR + 2.860%)(a)	30	31,334
6.70%, 11/29/32	10	10,752
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(a)	25	28,610
Charles Schwab Corp. (The)
1.95%, 12/01/31	30	25,178
2.90%, 03/03/32	65	57,354
6.14%, 08/24/34, (1-day SOFR + 2.010%)(a)	10	10,622
CI Financial Corp., 3.20%, 12/17/30	25	21,815
CME Group Inc., 2.65%, 03/15/32	5	4,424
Coinbase Global Inc., 3.63%, 10/01/31(b)	15	13,065
Credit Suisse USA LLC, 7.13%, 07/15/32	25	27,956
Focus Financial Partners LLC, 6.75%, 09/15/31(b)	15	15,175
Freedom Mortgage Holdings LLC
8.38%, 04/01/32(b)	15	14,862
9.13%, 05/15/31(b)	15	15,292
goeasy Ltd., Series 144*, 6.88%, 05/15/30(b)	5	4,948
Intercontinental Exchange Inc.
1.85%, 09/15/32	15	12,287
2.10%, 06/15/30	50	44,505
4.60%, 03/15/33	50	49,138
Jane Street Group/JSG Finance Inc.
6.13%, 11/01/32(b)	30	30,043
Security	Par (000)	Value
Diversified Financial Services (continued)
6.75%, 05/01/33(b)	$25	$25,663
7.13%, 04/30/31(b)	25	26,110
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.63%, 10/15/31(b)	10	9,913
Jefferies Financial Group Inc.
2.63%, 10/15/31	45	38,408
2.75%, 10/15/32	25	20,690
Lazard Group LLC, 6.00%, 03/15/31	5	5,172
LPL Holdings Inc.
4.38%, 05/15/31(b)	8	7,607
5.65%, 03/15/35	10	9,867
6.00%, 05/20/34	10	10,160
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/31(b)	10	10,408
Mastercard Inc.
2.00%, 11/18/31	15	12,909
4.55%, 01/15/35	25	24,229
4.85%, 03/09/33	15	15,092
4.88%, 05/09/34	25	24,929
Mitsubishi HC Finance America LLC, 5.66%, 02/28/33(b)	10	10,102
Nasdaq Inc., 5.55%, 02/15/34	35	35,848
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30(b)	10	10,006
5.75%, 11/15/31(b)	14	14,060
7.13%, 02/01/32(b)	25	26,072
Navient Corp.
5.63%, 08/01/33	10	8,806
7.88%, 06/15/32	15	15,140
9.38%, 07/25/30	10	10,898
11.50%, 03/15/31	8	9,063
Nomura Holdings Inc., 5.78%, 07/03/34	200	203,852
Nuveen LLC, 5.85%, 04/15/34(b)	25	25,484
OneMain Finance Corp.
4.00%, 09/15/30	11	9,902
6.75%, 03/15/32	25	24,845
7.13%, 11/15/31	5	5,092
7.50%, 05/15/31	15	15,443
ORIX Corp.
4.00%, 04/13/32	5	4,666
5.20%, 09/13/32	25	24,937
PennyMac Financial Services Inc.
5.75%, 09/15/31(b)	12	11,572
6.88%, 05/15/32(b)	10	10,062
6.88%, 02/15/33(b)	15	15,097
7.13%, 11/15/30(b)	15	15,325
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.88%, 03/01/31(b)	20	18,096
4.00%, 10/15/33(b)	19	16,414
StoneX Group Inc., 7.88%, 03/01/31(b)	10	10,520
Synchrony Financial
2.88%, 10/28/31	15	12,705
7.25%, 02/02/33	15	15,316
TPG Operating Group II LP, 5.88%, 03/05/34	10	10,096
VFH Parent LLC / Valor Co-Issuer Inc., 7.50%, 06/15/31(b)	10	10,453
Visa Inc., 1.10%, 02/15/31	20	16,907
Voya Financial Inc., 5.00%, 09/20/34	10	9,527
Western Union Co. (The), 2.75%, 03/15/31	20	17,355
		2,423,439

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric — 1.7%
AEP Texas Inc.
4.70%, 05/15/32	$10	$9,683
5.40%, 06/01/33	5	4,984
AEP Transmission Co. LLC, 5.15%, 04/01/34	5	4,960
AES Corp. (The)
2.45%, 01/15/31	15	12,832
6.95%, 07/15/55, (5-year CMT + 2.890%)(a)	10	9,466
Alabama Power Co.
3.05%, 03/15/32	5	4,494
3.94%, 09/01/32	5	4,709
5.10%, 04/02/35	10	9,930
Alliant Energy Finance LLC, 3.60%, 03/01/32(b)	25	22,405
Alpha Generation LLC, 6.75%, 10/15/32(b)	15	15,297
Ameren Corp.
3.50%, 01/15/31	30	27,987
5.38%, 03/15/35	20	19,802
American Electric Power Co. Inc.
5.63%, 03/01/33	18	18,443
5.95%, 11/01/32	15	15,646
6.95%, 12/15/54, (5-year CMT + 2.675%)(a)	5	5,117
American Transmission Systems Inc., 2.65%, 01/15/32(b)	28	24,274
Appalachian Power Co.
4.50%, 08/01/32	10	9,590
5.65%, 04/01/34	45	45,422
Arizona Public Service Co.
2.20%, 12/15/31	30	25,245
5.70%, 08/15/34	10	10,141
Baltimore Gas & Electric Co., 5.30%, 06/01/34	10	10,083
Berkshire Hathaway Energy Co., 3.70%, 07/15/30	50	48,114
Black Hills Corp.
2.50%, 06/15/30	25	22,238
6.00%, 01/15/35	10	10,197
6.15%, 05/15/34	10	10,292
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(b)	10	9,864
Calpine Corp.
3.75%, 03/01/31(b)	17	15,781
5.00%, 02/01/31(b)	16	15,510
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33	20	19,805
5.15%, 03/01/34	10	9,933
Series ai., 4.45%, 10/01/32	10	9,670
Series K2, 6.95%, 03/15/33	10	11,104
CenterPoint Energy Inc.
2.65%, 06/01/31	20	17,504
Series B, 6.85%, 02/15/55, (5-year CMT + 2.946%)(a)	10	10,179
Clearway Energy Operating LLC
3.75%, 02/15/31(b)	20	18,054
3.75%, 01/15/32(b)	5	4,389
Cleveland Electric Illuminating Co. (The), 4.55%, 11/15/30(b)	15	14,690
Comision Federal de Electricidad, 3.88%, 07/26/33(e)	200	166,528
Connecticut Light and Power Co. (The)
4.95%, 08/15/34	10	9,810
Series A, 2.05%, 07/01/31	20	17,204
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31	36	31,856
5.13%, 03/15/35	15	14,915
5.20%, 03/01/33	15	15,159
Security	Par (000)	Value
Electric (continued)
Constellation Energy Generation LLC, 6.13%, 01/15/34	$25	$26,408
Consumers Energy Co.
3.60%, 08/15/32	30	27,404
4.50%, 01/15/31	10	9,940
4.63%, 05/15/33	20	19,461
5.05%, 05/15/35	15	14,907
Dominion Energy Inc.
5.45%, 03/15/35	20	19,768
6.63%, 05/15/55, (5-year CMT + 2.207%)(a)	20	20,015
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(a)	10	10,546
Series F, 5.25%, 08/01/33	10	9,888
Dominion Energy South Carolina Inc.
5.30%, 05/15/33	10	10,104
6.63%, 02/01/32	5	5,456
Series 2025, 5.30%, 01/15/35	10	10,039
DTE Electric Co.
5.20%, 04/01/33	25	25,316
Series A, 3.00%, 03/01/32	15	13,420
DTE Energy Co., 5.85%, 06/01/34	30	30,876
Duke Energy Carolinas LLC
4.85%, 01/15/34	10	9,807
4.95%, 01/15/33	15	15,010
5.25%, 03/15/35	15	15,068
Duke Energy Corp.
2.45%, 06/01/30	15	13,480
2.55%, 06/15/31	40	35,108
4.50%, 08/15/32	20	19,241
5.45%, 06/15/34	25	25,237
5.75%, 09/15/33	20	20,734
6.45%, 09/01/54, (5-year CMT + 2.588%)(a)	20	20,255
Duke Energy Florida LLC, 2.40%, 12/15/31	15	13,048
Duke Energy Ohio Inc., 5.25%, 04/01/33	10	10,128
Duke Energy Progress LLC
3.40%, 04/01/32	30	27,431
5.05%, 03/15/35	15	14,816
5.25%, 03/15/33	20	20,341
Duquesne Light Holdings Inc.
2.53%, 10/01/30(b)	30	26,186
2.78%, 01/07/32(b)	10	8,510
Electricite de France SA, 5.75%, 01/13/35(b)	20	20,224
Enel Finance International NV
5.50%, 06/26/34(b)	15	15,021
7.50%, 10/14/32(b)	10	11,254
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(b)	5	4,329
Entergy Arkansas LLC, 5.15%, 01/15/33	40	40,291
Entergy Louisiana LLC
2.35%, 06/15/32	15	12,721
3.05%, 06/01/31	15	13,692
4.00%, 03/15/33	40	37,145
5.15%, 09/15/34	20	19,791
5.35%, 03/15/34	10	10,031
Entergy Texas Inc., 1.75%, 03/15/31	5	4,254
Evergy Kansas Central Inc.
5.25%, 03/15/35	10	9,943
5.90%, 11/15/33	5	5,221
Evergy Metro Inc.
5.40%, 04/01/34	10	10,037
Series 2020, 2.25%, 06/01/30	20	17,819

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Evergy Missouri West Inc., 5.65%, 06/01/34(b)	$15	$15,103
Eversource Energy
5.13%, 05/15/33	25	24,538
5.50%, 01/01/34	30	29,942
5.85%, 04/15/31	25	26,053
5.95%, 07/15/34	10	10,301
Exelon Corp.
3.35%, 03/15/32	30	27,237
5.30%, 03/15/33	10	10,117
5.45%, 03/15/34	50	50,524
FirstEnergy Corp., Series B, 2.25%, 09/01/30	5	4,382
Florida Power & Light Co.
2.45%, 02/03/32	20	17,431
4.80%, 05/15/33	15	14,844
5.00%, 08/01/34	15	14,863
5.10%, 04/01/33	20	20,193
5.30%, 06/15/34	45	45,749
Georgia Power Co.
4.70%, 05/15/32	43	42,517
5.20%, 03/15/35	15	14,940
5.25%, 03/15/34	30	30,166
Idaho Power Co., 5.20%, 08/15/34	10	9,976
Indianapolis Power & Light Co., 5.65%, 12/01/32(b)	20	20,332
Interstate Power & Light Co.
2.30%, 06/01/30	10	8,948
4.95%, 09/30/34	10	9,654
IPALCO Enterprises Inc., 5.75%, 04/01/34	25	24,684
ITC Holdings Corp., 5.65%, 05/09/34(b)	15	15,097
Jersey Central Power & Light Co.
2.75%, 03/01/32(b)	20	17,295
5.10%, 01/15/35	15	14,687
Liberty Utilities Finance GP 1, 2.05%, 09/15/30(b)	25	21,648
Lightning Power LLC, 7.25%, 08/15/32(b)	25	26,211
Louisville Gas & Electric Co., 5.45%, 04/15/33	30	30,573
Massachusetts Electric Co., 1.73%, 11/24/30(b)	15	12,623
MidAmerican Energy Co.
5.35%, 01/15/34	5	5,112
6.75%, 12/30/31	5	5,577
National Grid PLC
5.42%, 01/11/34	20	20,146
5.81%, 06/12/33	10	10,330
National Grid USA, 5.80%, 04/01/35	5	4,997
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	15	12,394
2.75%, 04/15/32	10	8,730
5.00%, 02/07/31	15	15,223
5.00%, 08/15/34	30	29,587
Series C, 8.00%, 03/01/32	10	11,636
New York State Electric & Gas Corp., 2.15%, 10/01/31(b)	35	29,475
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30	30	26,696
2.44%, 01/15/32	20	17,088
5.00%, 07/15/32	15	14,963
5.05%, 02/28/33	30	29,831
5.25%, 03/15/34	35	34,803
5.45%, 03/15/35	25	24,995
6.38%, 08/15/55, (5-year CMT + 2.053%)(a)	15	15,052
6.75%, 06/15/54, (5-year CMT + 2.457%)(a)	10	10,284
Niagara Mohawk Power Corp., 5.29%, 01/17/34(b)	25	24,565
Security	Par (000)	Value
Electric (continued)
NRG Energy Inc.
3.63%, 02/15/31(b)	$27	$24,493
3.88%, 02/15/32(b)	10	9,042
6.00%, 02/01/33(b)	15	14,895
6.25%, 11/01/34(b)	15	15,004
7.00%, 03/15/33(b)	25	26,998
NSTAR Electric Co., 1.95%, 08/15/31	10	8,508
Ohio Power Co.
5.00%, 06/01/33	25	24,464
5.65%, 06/01/34	5	5,039
Series Q, 1.63%, 01/15/31	10	8,371
Oncor Electric Delivery Co. LLC
4.55%, 09/15/32	20	19,496
5.35%, 04/01/35(b)	10	10,025
5.65%, 11/15/33	10	10,366
7.00%, 05/01/32	10	11,104
Pacific Gas and Electric Co.
2.50%, 02/01/31	45	38,704
4.40%, 03/01/32	20	18,550
4.55%, 07/01/30	42	40,702
5.70%, 03/01/35	20	19,684
5.90%, 06/15/32	15	15,118
6.15%, 01/15/33	40	40,679
6.40%, 06/15/33	35	36,048
PacifiCorp
2.70%, 09/15/30	30	26,916
5.45%, 02/15/34	50	49,953
7.70%, 11/15/31	25	28,579
PECO Energy Co., 4.90%, 06/15/33	18	17,988
PG&E Corp., 5.25%, 07/01/30	18	17,473
Pike Corp., 8.63%, 01/31/31(b)	10	10,774
Potomac Electric Power Co., 5.20%, 03/15/34	10	9,975
PPL Capital Funding Inc., 5.25%, 09/01/34	15	14,840
Progress Energy Inc., 7.75%, 03/01/31	20	22,818
PSEG Power LLC, 5.75%, 05/15/35(b)	10	10,079
Public Service Co. of Colorado
1.88%, 06/15/31	25	21,168
5.35%, 05/15/34	10	9,961
Series 35, 1.90%, 01/15/31	5	4,287
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31	10	8,686
Public Service Co. of Oklahoma, 5.20%, 01/15/35	15	14,653
Public Service Electric & Gas Co.
1.90%, 08/15/31	20	17,085
4.65%, 03/15/33	10	9,814
4.85%, 08/01/34	10	9,841
Public Service Enterprise Group Inc.
1.60%, 08/15/30	5	4,268
2.45%, 11/15/31	30	25,941
5.40%, 03/15/35	15	14,940
5.45%, 04/01/34	20	20,170
6.13%, 10/15/33	5	5,245
Puget Energy Inc.
4.10%, 06/15/30	5	4,760
5.73%, 03/15/35(b)	10	9,902
Puget Sound Energy Inc., 5.33%, 06/15/34	10	10,012
RWE Finance U.S. LLC, 5.88%, 04/16/34(b)	5	5,074
San Diego Gas & Electric Co.
5.40%, 04/15/35	15	15,044
Series XXX, 3.00%, 03/15/32	10	8,813

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Saudi Electricity Sukuk Programme Co., 5.49%, 02/18/35(e)	$200	$201,617
Sempra
5.50%, 08/01/33	40	40,226
6.40%, 10/01/54, (5-year CMT + 2.632%)(a)	15	14,082
Southern California Edison Co.
2.25%, 06/01/30	25	21,821
2.75%, 02/01/32	10	8,422
5.20%, 06/01/34	15	14,374
5.45%, 06/01/31	10	10,074
5.45%, 03/01/35	20	19,371
5.95%, 11/01/32	35	35,559
Series G, 2.50%, 06/01/31	20	17,129
Southern Co. (The)
4.85%, 03/15/35	15	14,440
5.20%, 06/15/33	25	24,993
5.70%, 10/15/32	15	15,543
5.70%, 03/15/34	20	20,581
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.069%)(a)	25	25,444
Southwestern Public Service Co., 5.30%, 05/15/35	10	9,832
Talen Energy Supply LLC, 8.63%, 06/01/30(b)	20	21,367
Tampa Electric Co., 5.15%, 03/01/35	15	14,807
Tucson Electric Power Co.
1.50%, 08/01/30	5	4,252
3.25%, 05/15/32	5	4,463
5.20%, 09/15/34	10	9,872
Union Electric Co.
2.15%, 03/15/32	10	8,462
5.20%, 04/01/34	25	24,997
Virginia Electric & Power Co.
2.30%, 11/15/31	50	43,166
2.40%, 03/30/32	35	29,910
5.00%, 04/01/33	25	24,851
5.00%, 01/15/34	25	24,524
5.05%, 08/15/34	10	9,836
5.15%, 03/15/35	20	19,681
Vistra Operations Co. LLC
5.70%, 12/30/34(b)	15	14,983
6.88%, 04/15/32(b)	20	20,830
6.95%, 10/15/33(b)	25	26,995
7.75%, 10/15/31(b)	25	26,508
WEC Energy Group Inc., 1.80%, 10/15/30	11	9,525
Wisconsin Electric Power Co., 5.63%, 05/15/33	10	10,501
Xcel Energy Inc.
4.60%, 06/01/32	20	19,195
5.45%, 08/15/33	5	5,009
5.50%, 03/15/34	40	39,846
5.60%, 04/15/35	15	15,002
XPLR Infrastructure Operating Partners LP
8.38%, 01/15/31(b)(c)	10	10,442
8.63%, 03/15/33(b)(c)	20	21,002
		4,335,022
Electrical Components & Equipment — 0.0%
Emerson Electric Co., 2.20%, 12/21/31	35	30,410
EnerSys, 6.63%, 01/15/32(b)	5	5,105
WESCO Distribution Inc.
6.38%, 03/15/33(b)	10	10,188
6.63%, 03/15/32(b)	15	15,403
		61,106
Security	Par (000)	Value
Electronics — 0.2%
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32	$20	$20,293
Amphenol Corp.
2.20%, 09/15/31	35	30,296
5.00%, 01/15/35	15	14,875
Arrow Electronics Inc.
2.95%, 02/15/32	15	12,823
5.88%, 04/10/34	25	25,275
Atkore Inc., 4.25%, 06/01/31(b)	8	7,266
Avnet Inc., 5.50%, 06/01/32	10	9,838
Flex Ltd., 5.25%, 01/15/32	10	9,956
Honeywell International Inc.
1.75%, 09/01/31	45	37,835
1.95%, 06/01/30	30	26,540
4.50%, 01/15/34	10	9,620
5.00%, 02/15/33	30	30,062
5.00%, 03/01/35	30	29,762
Jabil Inc., 3.00%, 01/15/31	15	13,453
Sensata Technologies Inc.
3.75%, 02/15/31(b)	26	23,093
6.63%, 07/15/32(b)	10	10,096
TD SYNNEX Corp.
2.65%, 08/09/31	20	16,967
6.10%, 04/12/34	10	10,258
Trimble Inc., 6.10%, 03/15/33	10	10,443
Tyco Electronics Group SA
2.50%, 02/04/32	5	4,308
5.00%, 05/09/35	10	9,777
Vontier Corp., 2.95%, 04/01/31	22	19,406
		382,242
Engineering & Construction — 0.0%
Arcosa Inc., 6.88%, 08/15/32(b)	10	10,275
Artera Services LLC, 8.50%, 02/15/31(b)	10	8,546
Brand Industrial Services Inc., 10.38%, 08/01/30(b)	25	22,438
Brundage-Bone Concrete Pumping Holdings Inc., 7.50%, 02/01/32(b)	10	9,977
CIMIC Finance USA Pty. Ltd., 7.00%, 03/25/34(b)	10	10,477
Global Infrastructure Solutions Inc., 7.50%, 04/15/32(b)	7	6,961
Jacobs Engineering Group Inc., 5.90%, 03/01/33	10	10,260
TopBuild Corp., 4.13%, 02/15/32(b)	10	9,084
		88,018
Entertainment — 0.1%
Caesars Entertainment Inc.
6.00%, 10/15/32(b)(c)	20	19,184
6.50%, 02/15/32(b)	30	30,249
Churchill Downs Inc., 6.75%, 05/01/31(b)	10	10,192
Cinemark USA Inc., 7.00%, 08/01/32(b)	10	10,308
Light & Wonder International Inc., 7.50%, 09/01/31(b)	10	10,337
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(b)	10	9,134
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.88%, 04/15/31(b)	10	10,379
Motion Finco SARL, 8.38%, 02/15/32(b)	10	9,239
Ontario Gaming GTA LP/OTG Co-Issuer Inc., 8.00%, 08/01/30(b)	5	4,944
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/31(b)	13	7,708
Resorts World Las Vegas LLC/RWLV Capital Inc., 8.45%, 07/27/30(b)	10	9,843

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(b)	$5	$4,941
Six Flags Entertainment Corp./DE, 7.25%, 05/15/31(b)	15	15,323
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(b)	15	15,295
Vail Resorts Inc., 6.50%, 05/15/32(b)	10	10,253
Voyager Parent LLC, 9.25%, 07/01/32(b)	35	36,136
Warnermedia Holdings Inc., 4.28%, 03/15/32	95	80,716
WMG Acquisition Corp.
3.00%, 02/15/31(b)	11	9,865
3.88%, 07/15/30(b)	7	6,473
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.25%, 03/15/33(b)	25	24,732
7.13%, 02/15/31(b)(c)	15	15,743
		350,994
Environmental Control — 0.2%
Clean Harbors Inc., 6.38%, 02/01/31(b)	10	10,164
GFL Environmental Inc., 6.75%, 01/15/31(b)	15	15,569
Republic Services Inc.
1.75%, 02/15/32	25	20,760
5.00%, 04/01/34	35	34,988
5.15%, 03/15/35	20	20,076
5.20%, 11/15/34	10	10,083
Reworld Holding Corp., 5.00%, 09/01/30	8	7,462
Veralto Corp., 5.45%, 09/18/33	10	10,149
Waste Connections Inc.
2.20%, 01/15/32	20	17,044
3.20%, 06/01/32	15	13,493
5.00%, 03/01/34	30	29,918
Waste Management Inc.
4.15%, 04/15/32	60	57,858
4.80%, 03/15/32	70	70,104
4.88%, 02/15/34	25	24,922
4.95%, 03/15/35	35	34,563
Waste Pro USA Inc., 7.00%, 02/01/33(b)	10	10,277
Wrangler Holdco Corp., 6.63%, 04/01/32(b)	10	10,309
		397,739
Food — 0.5%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 6.25%, 03/15/33(b)	10	10,153
Conagra Brands Inc., 8.25%, 09/15/30	10	11,495
Fiesta Purchaser Inc.
7.88%, 03/01/31(b)	10	10,507
9.63%, 09/15/32(b)(c)	10	10,474
Flowers Foods Inc., 5.75%, 03/15/35	10	10,081
General Mills Inc.
4.95%, 03/29/33	30	29,650
5.25%, 01/30/35	15	14,867
Hershey Co. (The)
4.50%, 05/04/33	20	19,538
5.10%, 02/24/35	10	10,000
Ingles Markets Inc., 4.00%, 06/15/31(b)	8	7,317
J.M. Smucker Co. (The)
2.13%, 03/15/32	20	16,676
6.20%, 11/15/33	20	21,211
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 05/15/32	20	17,208
3.75%, 12/01/31	20	18,353
Security	Par (000)	Value
Food (continued)
5.75%, 04/01/33	$32	$32,458
6.75%, 03/15/34	38	40,824
Kellanova
2.10%, 06/01/30	5	4,444
5.25%, 03/01/33	15	15,134
Kraft Heinz Foods Co.
4.25%, 03/01/31(c)	20	19,438
5.40%, 03/15/35	10	9,893
6.75%, 03/15/32	5	5,441
Kroger Co. (The)
1.70%, 01/15/31	5	4,243
5.00%, 09/15/34	70	68,200
7.50%, 04/01/31	25	28,307
Lamb Weston Holdings Inc., 4.38%, 01/31/32(b)	22	20,305
Mars Inc.
1.63%, 07/16/32(b)	10	8,106
3.60%, 04/01/34(b)	10	8,915
4.65%, 04/20/31(b)	5	5,009
4.75%, 04/20/33(b)	45	44,245
5.00%, 03/01/32(b)	40	40,156
5.20%, 03/01/35(b)	90	89,736
McCormick & Co. Inc./MD
1.85%, 02/15/31	35	29,720
4.70%, 10/15/34	10	9,488
4.95%, 04/15/33	5	4,935
Mondelez International Inc.
3.00%, 03/17/32	25	22,230
4.75%, 08/28/34	10	9,709
Nestle Capital Corp., 4.88%, 03/12/34(b)	150	150,625
Performance Food Group Inc., 6.13%, 09/15/32(b)	20	20,176
Pilgrim's Pride Corp.
3.50%, 03/01/32	30	26,574
4.25%, 04/15/31	20	18,967
6.88%, 05/15/34	20	21,568
Post Holdings Inc.
4.50%, 09/15/31(b)	20	18,237
6.25%, 02/15/32(b)	15	15,252
6.25%, 10/15/34(b)(c)	15	14,836
6.38%, 03/01/33(b)	20	19,879
Safeway Inc., 7.25%, 02/01/31(c)	3	3,116
Smithfield Foods Inc.
2.63%, 09/13/31(b)	25	21,148
3.00%, 10/15/30(b)	20	17,603
Sysco Corp.
2.45%, 12/14/31	5	4,318
5.40%, 03/23/35	10	9,995
6.00%, 01/17/34	15	15,835
The Campbell's Co.
4.75%, 03/23/35	15	14,150
5.40%, 03/21/34	25	24,937
Tyson Foods Inc., 5.70%, 03/15/34	25	25,462
U.S. Foods Inc.
4.63%, 06/01/30(b)	5	4,813
5.75%, 04/15/33(b)	10	9,842
7.25%, 01/15/32(b)	10	10,464
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/31(b)	15	14,190
		1,210,453
Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 8.88%, 05/15/31	10	12,085
Magnera Corp., 7.25%, 11/15/31(b)	15	13,725

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Forest Products & Paper (continued)
Suzano Austria GmbH
3.13%, 01/15/32	$25	$21,414
3.75%, 01/15/31	30	27,172
		74,396
Gas — 0.2%
AltaGas Ltd., 7.20%, 10/15/54, (5-year CMT + 3.573%)(a)(b)	15	14,711
APA Infrastructure Ltd.
5.00%, 03/23/35(b)(c)	5	4,727
5.13%, 09/16/34(b)	15	14,445
Atmos Energy Corp., 1.50%, 01/15/31	40	33,797
Boston Gas Co.
3.76%, 03/16/32(b)	15	13,600
5.84%, 01/10/35(b)	15	15,335
CenterPoint Energy Resources Corp.
4.40%, 07/01/32	10	9,569
5.40%, 03/01/33	6	6,051
5.40%, 07/01/34	15	15,073
East Ohio Gas Co. (The), 2.00%, 06/15/30(b)	15	13,143
KeySpan Gas East Corp., 5.99%, 03/06/33(b)	15	15,318
National Fuel Gas Co.
2.95%, 03/01/31	5	4,410
5.95%, 03/15/35	10	10,028
NiSource Inc.
1.70%, 02/15/31	35	29,599
5.35%, 04/01/34	10	10,037
6.38%, 03/31/55, (5-year CMT + 2.527%)(a)	10	9,926
ONE Gas Inc., 4.25%, 09/01/32	5	4,743
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	5	4,388
5.10%, 02/15/35	10	9,869
5.40%, 06/15/33	5	5,036
Southern California Gas Co.
5.05%, 09/01/34	15	14,789
5.20%, 06/01/33	10	9,973
Southern Co. Gas Capital Corp.
4.95%, 09/15/34	15	14,479
5.15%, 09/15/32	20	19,960
Southwest Gas Corp.
2.20%, 06/15/30	10	8,855
4.05%, 03/15/32	30	27,966
Spire Missouri Inc.
4.80%, 02/15/33	10	9,806
Series 2034, 5.15%, 08/15/34	5	4,990
Venture Global Plaquemines LNG LLC
7.50%, 05/01/33(b)	20	20,906
7.75%, 05/01/35(b)	25	26,345
		401,874
Hand & Machine Tools — 0.0%
Regal Rexnord Corp., 6.40%, 04/15/33	25	25,907
Stanley Black & Decker Inc., 3.00%, 05/15/32	25	21,520
		47,427
Health Care - Products — 0.2%
Agilent Technologies Inc.
2.30%, 03/12/31	30	26,216
4.75%, 09/09/34	5	4,821
Alcon Finance Corp., 5.38%, 12/06/32(b)	5	5,058
Baxter International Inc.
1.73%, 04/01/31	30	25,247
2.54%, 02/01/32	25	21,440
Security	Par (000)	Value
Health Care - Products (continued)
Boston Scientific Corp., 2.65%, 06/01/30	$30	$27,536
Dentsply Sirona Inc., 3.25%, 06/01/30	20	18,047
GE HealthCare Technologies Inc., 5.91%, 11/22/32	100	105,084
Insulet Corp., 6.50%, 04/01/33(b)	5	5,143
Medtronic Global Holdings SCA, 4.50%, 03/30/33	30	29,271
Medtronic Inc., 4.38%, 03/15/35	25	23,786
Neogen Food Safety Corp., 8.63%, 07/20/30(b)	5	5,216
Revvity Inc., 2.25%, 09/15/31	10	8,406
Smith & Nephew PLC
2.03%, 10/14/30	25	21,684
5.40%, 03/20/34	10	9,955
Solventum Corp.
5.45%, 03/13/31	35	35,837
5.60%, 03/23/34	30	30,252
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)	15	15,595
Stryker Corp.
1.95%, 06/15/30	10	8,812
4.63%, 09/11/34	15	14,522
5.20%, 02/10/35	25	25,026
Thermo Fisher Scientific Inc.
2.00%, 10/15/31	35	30,102
5.09%, 08/10/33	30	30,230
5.20%, 01/31/34	10	10,115
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	36	31,409
5.20%, 09/15/34	10	9,870
5.50%, 02/19/35	10	10,086
		588,766
Health Care - Services — 0.7%
Acadia Healthcare Co. Inc., 7.38%, 03/15/33(b)(c)	10	10,192
Adventist Health System/West, 5.43%, 03/01/32	15	14,955
Bon Secours Mercy Health Inc., 3.46%, 06/01/30	20	18,989
Centene Corp.
2.50%, 03/01/31(c)	56	47,561
2.63%, 08/01/31	63	53,360
3.00%, 10/15/30	32	28,152
Charles River Laboratories International Inc., 4.00%, 03/15/31(b)	10	8,974
CHS/Community Health Systems Inc.
4.75%, 02/15/31(b)	23	19,686
5.25%, 05/15/30(b)	31	27,908
10.88%, 01/15/32(b)	45	47,997
Cigna Group (The)
5.25%, 02/15/34	20	19,971
5.40%, 03/15/33	55	55,929
CommonSpirit Health
2.78%, 10/01/30	10	9,024
5.21%, 12/01/31	5	5,045
5.32%, 12/01/34	15	14,743
Concentra Health Services Inc., 6.88%, 07/15/32(b)	10	10,302
DaVita Inc.
3.75%, 02/15/31(b)	26	23,024
4.63%, 06/01/30(b)	52	48,638
6.75%, 07/15/33(b)	20	20,192
6.88%, 09/01/32(b)	20	20,320
Elevance Health Inc.
2.55%, 03/15/31	35	30,929
4.75%, 02/15/33	20	19,461
4.95%, 11/01/31	30	30,058
5.20%, 02/15/35	30	29,826
5.38%, 06/15/34	20	20,037

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.50%, 10/15/32	$40	$41,044
Encompass Health Corp., 4.63%, 04/01/31	10	9,539
Fortrea Holdings Inc., 7.50%, 07/01/30(b)(c)	10	8,330
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)(c)	10	9,973
HCA Inc.
2.38%, 07/15/31	50	42,770
3.63%, 03/15/32	100	90,746
5.45%, 04/01/31	5	5,089
5.45%, 09/15/34	25	24,787
5.50%, 06/01/33	5	5,046
5.60%, 04/01/34	35	35,167
5.75%, 03/01/35	25	25,216
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/30(b)	15	13,266
Horizon Mutual Holdings Inc., 6.20%, 11/15/34(b)	10	9,688
Humana Inc.
2.15%, 02/03/32	45	36,824
5.55%, 05/01/35	15	14,729
5.88%, 03/01/33	15	15,230
5.95%, 03/15/34	25	25,378
Laboratory Corp. of America Holdings
2.70%, 06/01/31	10	8,883
4.55%, 04/01/32	10	9,775
4.80%, 10/01/34	15	14,395
LifePoint Health Inc.
8.38%, 02/15/32(b)	20	21,060
9.88%, 08/15/30(b)	15	16,071
10.00%, 06/01/32(b)(c)	15	15,693
11.00%, 10/15/30(b)	15	16,503
Molina Healthcare Inc.
3.88%, 11/15/30(b)	15	13,698
3.88%, 05/15/32(b)	13	11,609
6.25%, 01/15/33(b)	15	15,004
MPH Acquisition Holdings LLC, 5.75%, 12/31/30(b)	15	12,000
OhioHealth Corp., 2.30%, 11/15/31	5	4,351
Piedmont Healthcare Inc., 2.04%, 01/01/32	15	12,340
Providence St. Joseph Health Obligated Group, 5.40%, 10/01/33	5	5,006
Quest Diagnostics Inc.
2.80%, 06/30/31	20	17,903
5.00%, 12/15/34	10	9,816
6.40%, 11/30/33	20	21,580
Roche Holdings Inc.
2.08%, 12/13/31(b)	10	8,568
4.99%, 03/08/34(b)	10	10,028
Select Medical Corp., 6.25%, 12/01/32(b)(c)	10	9,906
Star Parent Inc., 9.00%, 10/01/30(b)	20	20,671
Surgery Center Holdings Inc., 7.25%, 04/15/32(b)(c)	15	14,982
Sutter Health, 5.16%, 08/15/33	15	15,026
Tenet Healthcare Corp.
6.13%, 06/15/30	45	45,491
6.75%, 05/15/31	25	25,751
6.88%, 11/15/31	8	8,398
UnitedHealth Group Inc.
4.20%, 05/15/32	45	42,768
4.50%, 04/15/33	50	47,688
4.95%, 01/15/32	60	59,657
5.00%, 04/15/34	65	63,564
5.15%, 07/15/34	25	24,683
5.35%, 02/15/33	35	35,297
Security	Par (000)	Value
Health Care - Services (continued)
Universal Health Services Inc.
2.65%, 10/15/30	$25	$21,944
2.65%, 01/15/32	5	4,158
5.05%, 10/15/34	10	9,391
UPMC, 5.04%, 05/15/33	5	4,920
		1,746,673
Holding Companies - Diversified — 0.3%
Apollo Debt Solutions BDC
6.55%, 03/15/32(b)	10	10,100
6.70%, 07/29/31	15	15,413
Ares Capital Corp.
3.20%, 11/15/31	30	25,843
5.80%, 03/08/32	20	19,696
Ares Strategic Income Fund, 6.20%, 03/21/32	10	9,903
Blackstone Private Credit Fund
6.00%, 01/29/32	30	29,988
6.00%, 11/22/34	15	14,445
6.25%, 01/25/31	5	5,096
Blue Owl Credit Income Corp., 6.65%, 03/15/31	15	15,253
Clue Opco LLC, 9.50%, 10/15/31(b)(c)	12	12,349
Compass Group Diversified Holdings LLC, 5.00%, 01/15/32(b)(c)	5	4,092
Gaci First Investment Co., 5.25%, 01/29/34(e)	200	199,081
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34	20	19,518
HPS Corporate Lending Fund, 5.95%, 04/14/32	10	9,868
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.00%, 06/15/30	15	13,592
MDGH GMTN RSC Ltd., 3.38%, 03/28/32(e)	200	182,324
Otel Sukuk Ltd., 5.38%, 01/24/31(e)	200	198,859
Stena International SA
7.25%, 01/15/31(b)	10	9,985
7.63%, 02/15/31(b)	10	10,124
		805,529
Home Builders — 0.1%
Beazer Homes USA Inc., 7.50%, 03/15/31(b)	5	4,910
DR Horton Inc., 5.00%, 10/15/34	15	14,608
Forestar Group Inc., 6.50%, 03/15/33(b)	25	24,784
KB Home, 4.00%, 06/15/31	5	4,531
LGI Homes Inc., 7.00%, 11/15/32(b)	10	9,287
MDC Holdings Inc., 2.50%, 01/15/31	10	8,654
Meritage Homes Corp., 5.65%, 03/15/35	10	9,786
PulteGroup Inc.
6.38%, 05/15/33	20	21,131
7.88%, 06/15/32	10	11,442
Taylor Morrison Communities Inc., 5.13%, 08/01/30(b)	5	4,875
		114,008
Home Furnishings — 0.0%
Somnigroup International Inc., 3.88%, 10/15/31(b)	17	15,129
Whirlpool Corp.
2.40%, 05/15/31	5	4,112
4.70%, 05/14/32(c)	15	13,784
5.50%, 03/01/33(c)	5	4,712
		37,737
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	35	29,156
5.75%, 03/15/33	10	10,251

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Products & Wares (continued)
Central Garden & Pet Co.
4.13%, 10/15/30(c)	$10	$9,260
4.13%, 04/30/31(b)	5	4,557
Church & Dwight Co. Inc.
2.30%, 12/15/31	10	8,562
5.60%, 11/15/32	25	25,974
Clorox Co. (The), 4.60%, 05/01/32	25	24,682
Kimberly-Clark Corp., 4.50%, 02/16/33	10	9,860
Kronos Acquisition Holdings Inc.
8.25%, 06/30/31(b)	10	8,753
10.75%, 06/30/32(b)	10	6,679
		137,734
Housewares — 0.0%
Newell Brands Inc.
6.38%, 05/15/30	10	9,414
6.63%, 05/15/32	10	9,255
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31	8	7,181
4.38%, 02/01/32	9	8,107
		33,957
Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc., 7.50%, 11/06/30(b)	20	20,623
AIA Group Ltd., 4.95%, 04/04/33(b)	10	9,991
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/31(b)	20	20,187
7.00%, 01/15/31(b)	25	25,550
7.38%, 10/01/32(b)	15	15,451
Allianz SE, 6.35%, 09/06/53, (5-year CMT + 3.232%)(a)(b)	10	10,307
Allstate Corp. (The), 5.25%, 03/30/33	35	35,407
American International Group Inc.
3.40%, 06/30/30	25	23,535
5.13%, 03/27/33	30	30,021
American National Group Inc., 6.14%, 06/13/32(b)	15	15,089
Americo Life Inc., 3.45%, 04/15/31(b)	20	17,592
AmFam Holdings Inc., 2.81%, 03/11/31(b)	30	25,212
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	15	12,767
2.60%, 12/02/31	10	8,743
5.00%, 09/12/32	10	10,031
Aon North America Inc.
5.30%, 03/01/31	20	20,501
5.45%, 03/01/34	40	40,466
Arch Capital Group Ltd., 7.35%, 05/01/34	10	11,360
Ardonagh Finco Ltd., 7.75%, 02/15/31(b)	25	25,843
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)	25	25,849
Arthur J Gallagher & Co.
5.00%, 02/15/32	5	5,012
5.15%, 02/15/35	30	29,532
5.45%, 07/15/34	25	25,239
5.50%, 03/02/33	10	10,171
6.50%, 02/15/34	5	5,396
Ascot Group Ltd., 4.25%, 12/15/30(b)	10	8,937
Assurant Inc., 2.65%, 01/15/32	25	20,937
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31	25	22,742
AssuredPartners Inc., 7.50%, 02/15/32(b)	10	10,716
Security	Par (000)	Value
Insurance (continued)
Athene Global Funding
2.67%, 06/07/31(b)	$10	$8,591
5.32%, 11/13/31(b)	10	9,945
5.53%, 07/11/31(b)	5	5,059
Athene Holding Ltd.
3.50%, 01/15/31	30	27,820
5.88%, 01/15/34(c)	35	35,425
6.63%, 10/15/54, (5-year CMT + 2.607%)(a)	20	19,673
6.65%, 02/01/33	20	21,204
AXA SA, 8.60%, 12/15/30	25	29,469
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)	10	10,308
Berkshire Hathaway Finance Corp., 2.88%, 03/15/32	35	32,001
Brown & Brown Inc.
2.38%, 03/15/31	5	4,329
4.20%, 03/17/32	15	14,017
5.65%, 06/11/34	15	15,162
Chubb INA Holdings LLC
1.38%, 09/15/30	30	25,793
5.00%, 03/15/34	40	39,997
CNA Financial Corp.
2.05%, 08/15/30	15	13,028
5.13%, 02/15/34	15	14,771
5.50%, 06/15/33	10	10,096
CNO Financial Group Inc., 6.45%, 06/15/34	10	10,298
Corebridge Financial Inc.
3.90%, 04/05/32	35	32,223
5.75%, 01/15/34	50	50,963
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32(b)	10	8,685
Empower Finance 2020 LP, 1.78%, 03/17/31(b)	15	12,870
Equitable Holdings Inc., 5.59%, 01/11/33	25	25,438
F&G Annuities & Life Inc., 6.25%, 10/04/34	10	9,671
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	15	13,711
5.63%, 08/16/32	25	25,390
Fidelity National Financial Inc.
2.45%, 03/15/31	5	4,285
3.40%, 06/15/30	15	13,858
First American Financial Corp.
2.40%, 08/15/31	15	12,669
5.45%, 09/30/34	10	9,700
Genworth Holdings Inc., 6.50%, 06/15/34	5	4,819
Global Atlantic Fin Co.
3.13%, 06/15/31(b)	35	30,460
7.95%, 06/15/33(b)	14	15,600
Globe Life Inc.
4.80%, 06/15/32	25	24,330
5.85%, 09/15/34	10	10,172
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(b)	15	15,420
8.13%, 02/15/32(b)	10	10,266
HUB International Ltd.
7.25%, 06/15/30(b)	60	62,515
7.38%, 01/31/32(b)	35	36,537
Jackson Financial Inc., 3.13%, 11/23/31	5	4,341
Jones Deslauriers Insurance Management Inc., 10.50%, 12/15/30(b)	5	5,371

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Kemper Corp.
2.40%, 09/30/30	$15	$13,019
3.80%, 02/23/32	20	17,891
Lincoln National Corp.
3.40%, 01/15/31	20	18,344
3.40%, 03/01/32	15	13,285
5.85%, 03/15/34	10	10,128
Loews Corp., 6.00%, 02/01/35	10	10,712
Manulife Financial Corp., 3.70%, 03/16/32	25	23,303
Marsh & McLennan Companies Inc.
4.85%, 11/15/31	25	25,100
5.00%, 03/15/35	50	49,212
5.15%, 03/15/34	15	15,070
5.40%, 09/15/33	10	10,239
5.75%, 11/01/32	10	10,524
Meiji Yasuda Life Insurance Co., 5.80%, 09/11/54, (5-year CMT + 3.033%)(a)(b)	20	19,396
MetLife Inc.
5.30%, 12/15/34(c)	25	25,314
5.38%, 07/15/33	29	29,859
6.38%, 06/15/34	40	43,616
6.50%, 12/15/32	9	9,981
Metropolitan Life Global Funding I, 5.15%, 03/28/33(b)	10	10,015
Nationwide Mutual Insurance Co., 7.88%, 04/01/33(b)	5	5,580
New York Life Global Funding
1.20%, 08/07/30(b)	15	12,665
4.55%, 01/28/33(b)	40	38,707
5.00%, 01/09/34(b)	35	34,725
New York Life Insurance Co., 5.88%, 05/15/33(b)	35	36,311
Nippon Life Insurance Co., 5.95%, 04/16/54, (5-year CMT + 2.590%)(a)(b)	20	19,800
Old Republic International Corp., 5.75%, 03/28/34	10	10,158
Pacific Life Global Funding II, 2.45%, 01/11/32(b)	10	8,438
Pacific LifeCorp., 6.60%, 09/15/33(b)	5	5,377
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)	56	57,916
PartnerRe Finance B LLC, 4.50%, 10/01/50, (5-year CMT + 3.815%)(a)	5	4,625
Primerica Inc., 2.80%, 11/19/31	5	4,372
Principal Financial Group Inc., 2.13%, 06/15/30	30	26,409
Principal Life Global Funding II, 1.50%, 08/27/30(b)	15	12,753
Progressive Corp. (The)
3.00%, 03/15/32	25	22,499
6.25%, 12/01/32	10	10,864
Protective Life Global Funding, 5.43%, 01/14/32(b)	5	5,107
Prudential Financial Inc.
3.70%, 10/01/50, (5-year CMT + 3.035%)(a)	25	22,579
5.20%, 03/14/35	15	14,928
6.00%, 09/01/52, (5-year CMT + 3.234%)(a)	65	64,953
6.50%, 03/15/54, (5-year CMT + 2.404%)(a)	5	5,102
6.75%, 03/01/53, (5-year CMT + 2.848%)(a)	15	15,611
5.75%, 07/15/33	50	52,482
Prudential Funding Asia PLC, 3.63%, 03/24/32	10	9,175
Reinsurance Group of America Inc.
3.15%, 06/15/30	30	27,774
5.75%, 09/15/34	40	40,473
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33	25	25,359
5.80%, 04/01/35	10	10,080
RGA Global Funding, 5.05%, 12/06/31(b)	5	4,931
Ryan Specialty LLC, 5.88%, 08/01/32(b)	20	19,880
Security	Par (000)	Value
Insurance (continued)
Sammons Financial Group Inc.
3.35%, 04/16/31(b)	$20	$18,013
4.75%, 04/08/32(b)	15	14,042
6.88%, 04/15/34(b)	10	10,431
SBL Holdings Inc., 7.20%, 10/30/34(b)	15	14,129
Selective Insurance Group Inc., 5.90%, 04/15/35	10	10,020
Stewart Information Services Corp., 3.60%, 11/15/31	10	8,860
Sumitomo Life Insurance Co., 5.88%, (5-year CMT + 2.841%)(a)(b)(g)	5	4,872
USI Inc./New York, 7.50%, 01/15/32(b)	10	10,483
Western & Southern Financial Group Inc., 5.75%, 07/15/33(b)	10	10,238
Wilton RE Ltd., 6.00%, (5-year CMT + 5.266%)(a)(b)(g)	5	5,010
		2,420,226
Internet — 0.4%
Alibaba Group Holding Ltd., 2.13%, 02/09/31	20	17,589
Alphabet Inc.
1.10%, 08/15/30	35	29,919
4.50%, 05/15/35	25	24,273
Amazon.com Inc.
2.10%, 05/12/31	95	83,644
3.60%, 04/13/32	85	80,442
4.70%, 12/01/32	45	45,391
4.80%, 12/05/34	20	20,162
eBay Inc.
2.60%, 05/10/31	15	13,284
6.30%, 11/22/32	10	10,760
Expedia Group Inc.
2.95%, 03/15/31	27	24,232
5.40%, 02/15/35	25	24,650
Gen Digital Inc.
6.25%, 04/01/33(b)	15	15,172
7.13%, 09/30/30(b)(c)	15	15,479
Match Group Holdings II LLC
3.63%, 10/01/31(b)	15	13,075
4.13%, 08/01/30(b)	5	4,621
Meta Platforms Inc.
3.85%, 08/15/32	55	52,220
4.55%, 08/15/31	25	25,105
4.75%, 08/15/34	50	49,470
4.95%, 05/15/33	25	25,260
Netflix Inc., 4.88%, 06/15/30(b)	27	27,413
Prosus NV, 3.06%, 07/13/31(e)	200	172,586
Rakuten Group Inc., 6.25%, (5-year CMT + 4.956%)(a)(b)(g)	18	16,334
Snap Inc., 6.88%, 03/01/33(b)	25	25,321
Uber Technologies Inc., 4.80%, 09/15/34	30	28,972
VeriSign Inc., 5.25%, 06/01/32	10	10,067
Wayfair LLC, 7.75%, 09/15/30(b)	25	24,498
Ziff Davis Inc., 4.63%, 10/15/30(b)	10	9,067
		889,006
Iron & Steel — 0.1%
ArcelorMittal SA
6.00%, 06/17/34	10	10,309
6.80%, 11/29/32	25	27,048
ATI Inc.
5.13%, 10/01/31	5	4,827
7.25%, 08/15/30	10	10,477
Cleveland-Cliffs Inc.
4.88%, 03/01/31(b)(c)	5	4,050

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
7.00%, 03/15/32(b)(c)	$25	$21,595
7.38%, 05/01/33(b)(c)	15	12,878
7.50%, 09/15/31(b)	25	22,467
Commercial Metals Co.
3.88%, 02/15/31	5	4,525
4.38%, 03/15/32	3	2,729
Nucor Corp., 3.13%, 04/01/32	10	8,960
Samarco Mineracao SA, 9.50%, 06/30/31, (9.05 % PIK)(d)(e)	56	54,650
Steel Dynamics Inc.
5.25%, 05/15/35	10	9,832
5.38%, 08/15/34	10	9,982
Vale Overseas Ltd.
3.75%, 07/08/30	30	28,040
6.13%, 06/12/33	35	35,950
		268,319
Leisure Time — 0.1%
Amer Sports Co., 6.75%, 02/16/31(b)	20	20,652
Brunswick Corp., 4.40%, 09/15/32	10	9,059
Carnival Corp.
5.88%, 06/15/31(b)	20	20,005
6.13%, 02/15/33(b)	35	35,059
Life Time Inc., 6.00%, 11/15/31(b)	10	10,030
NCL Corp. Ltd., 6.75%, 02/01/32(b)	25	25,010
Royal Caribbean Cruises Ltd.
5.63%, 09/30/31(b)	30	29,651
6.00%, 02/01/33(b)	35	35,136
6.25%, 03/15/32(b)	25	25,337
Sabre GLBL Inc., 11.13%, 07/15/30(b)	11	11,284
Viking Cruises Ltd., 9.13%, 07/15/31(b)	10	10,736
		231,959
Lodging — 0.2%
Boyd Gaming Corp., 4.75%, 06/15/31(b)	17	15,940
Choice Hotels International Inc.
3.70%, 01/15/31	15	13,670
5.85%, 08/01/34	10	9,833
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(b)	26	23,133
4.00%, 05/01/31(b)	18	16,640
5.88%, 03/15/33(b)	20	20,131
6.13%, 04/01/32(b)	15	15,234
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(b)(c)	10	8,963
6.63%, 01/15/32(b)	15	14,985
Hyatt Hotels Corp.
5.50%, 06/30/34	15	14,727
5.75%, 03/30/32	20	20,180
Las Vegas Sands Corp., 6.20%, 08/15/34	10	9,904
Marriott International Inc./MD
5.30%, 05/15/34	25	24,818
5.35%, 03/15/35	20	19,730
Series FF, 4.63%, 06/15/30	42	41,679
Series GG, 3.50%, 10/15/32	30	26,777
Series HH, 2.85%, 04/15/31	5	4,471
Series II, 2.75%, 10/15/33	5	4,152
Melco Resorts Finance Ltd., 7.63%, 04/17/32(b)	15	14,859
MGM China Holdings Ltd., 7.13%, 06/26/31(b)	5	5,094
MGM Resorts International, 6.50%, 04/15/32(c)	15	14,968
Security	Par (000)	Value
Lodging (continued)
Sands China Ltd.
3.25%, 08/08/31	$10	$8,668
4.38%, 06/18/30	15	14,115
Station Casinos LLC
4.63%, 12/01/31(b)	8	7,323
6.63%, 03/15/32(b)	10	10,029
		380,023
Machinery — 0.2%
AGCO Corp., 5.80%, 03/21/34	15	15,047
Chart Industries Inc., 9.50%, 01/01/31(b)	7	7,457
Deere & Co.
5.45%, 01/16/35	25	25,622
7.13%, 03/03/31	20	22,651
Flowserve Corp.
2.80%, 01/15/32	30	25,453
3.50%, 10/01/30	10	9,237
IDEX Corp., 2.63%, 06/15/31	15	13,167
Ingersoll Rand Inc.
5.31%, 06/15/31	25	25,565
5.70%, 08/14/33	25	25,717
John Deere Capital Corp.
1.45%, 01/15/31	25	21,295
2.00%, 06/17/31	30	25,975
3.90%, 06/07/32	20	18,997
4.35%, 09/15/32	25	24,404
4.40%, 09/08/31	25	24,736
5.10%, 04/11/34	30	30,160
5.15%, 09/08/33	10	10,182
Manitowoc Co. Inc. (The), 9.25%, 10/01/31(b)	5	5,239
Nordson Corp., 5.80%, 09/15/33	10	10,402
nVent Finance SARL, 5.65%, 05/15/33	10	9,981
Rockwell Automation Inc., 1.75%, 08/15/31	15	12,725
Terex Corp., 6.25%, 10/15/32(b)	15	14,788
Westinghouse Air Brake Technologies Corp.
5.50%, 05/29/35	15	15,034
5.61%, 03/11/34	10	10,201
Xylem Inc./New York, 2.25%, 01/30/31(c)	5	4,378
		408,413
Manufacturing — 0.1%
3M Co., 5.15%, 03/15/35	10	9,892
Amsted Industries Inc., 4.63%, 05/15/30(b)	8	7,725
Axon Enterprise Inc., 6.25%, 03/15/33(b)	15	15,276
Carlisle Companies Inc., 2.20%, 03/01/32	5	4,176
Eaton Corp., 4.15%, 03/15/33	50	47,857
Enpro Inc., 6.13%, 06/01/33(b)	5	5,040
Hillenbrand Inc., 3.75%, 03/01/31(c)	8	7,010
Parker-Hannifin Corp., 4.20%, 11/21/34	10	9,366
Teledyne Technologies Inc., 2.75%, 04/01/31	30	26,699
Textron Inc.
2.45%, 03/15/31	15	13,088
3.00%, 06/01/30	20	18,293
5.50%, 05/15/35	10	9,953
		174,375
Media — 0.5%
Cable One Inc., 4.00%, 11/15/30(b)(c)	10	7,753
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(b)	51	46,688
4.25%, 01/15/34(b)	45	38,837
4.50%, 08/15/30(b)	45	42,204
4.50%, 05/01/32	59	53,708

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
4.50%, 06/01/33(b)	$30	$26,716
4.75%, 02/01/32(b)	20	18,510
7.38%, 03/01/31(b)	20	20,774
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32	25	20,584
4.40%, 04/01/33	15	13,823
6.55%, 06/01/34	25	26,141
6.65%, 02/01/34	25	26,249
Comcast Corp.
1.95%, 01/15/31	5	4,327
4.20%, 08/15/34	35	32,558
4.25%, 10/15/30	25	24,642
4.25%, 01/15/33	70	66,592
4.65%, 02/15/33	50	48,950
4.80%, 05/15/33	35	34,407
5.30%, 06/01/34	25	25,206
5.50%, 11/15/32	30	31,103
Cox Communications Inc.
1.80%, 10/01/30(b)	10	8,463
4.80%, 02/01/35(b)	10	9,217
5.70%, 06/15/33(b)	20	19,922
CSC Holdings LLC
3.38%, 02/15/31(b)	25	16,409
4.13%, 12/01/30(b)	20	13,743
4.50%, 11/15/31(b)	30	20,292
4.63%, 12/01/30(b)	40	18,483
5.00%, 11/15/31(b)	8	3,691
Directv Financing LLC/Directv Financing Co-Obligor Inc., 10.00%, 02/15/31(b)	40	38,939
Fox Corp., 6.50%, 10/13/33	50	53,518
Gray Television Inc.
4.75%, 10/15/30(b)	14	10,126
5.38%, 11/15/31(b)(c)	22	15,704
Grupo Televisa SAB, 8.50%, 03/11/32	5	5,367
iHeartCommunications Inc.
7.00%, 01/15/31(b)	5	3,675
7.75%, 08/15/30(b)(c)	10	7,741
10.88%, 05/01/30(b)	10	4,945
McGraw-Hill Education Inc., 7.38%, 09/01/31(b)	10	10,286
Midcontinent Communications, 8.00%, 08/15/32(b)(c)	10	10,372
News Corp., 5.13%, 02/15/32(b)	7	6,730
Paramount Global
4.20%, 05/19/32	20	18,016
4.95%, 01/15/31	35	33,900
7.88%, 07/30/30	10	11,020
Scripps Escrow II Inc., 5.38%, 01/15/31(b)	7	4,811
Sinclair Television Group Inc.
4.38%, 12/31/32(b)	13	9,392
8.13%, 02/15/33(b)	30	30,030
Sirius XM Radio Inc.
3.88%, 09/01/31(b)(c)	31	27,112
4.13%, 07/01/30(b)	25	22,732
Sunrise FinCo I BV, 4.88%, 07/15/31(b)	20	18,558
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	27	31,006
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32	25	28,342
Univision Communications Inc.
7.38%, 06/30/30(b)	20	18,686
8.50%, 07/31/31(b)	20	19,206
Security	Par (000)	Value
Media (continued)
Virgin Media Finance PLC, 5.00%, 07/15/30(b)	$15	$13,602
Virgin Media Secured Finance PLC, 4.50%, 08/15/30(b)	15	13,832
VZ Secured Financing BV, 5.00%, 01/15/32(b)	25	21,613
Walt Disney Co. (The)
2.65%, 01/13/31	75	68,319
6.20%, 12/15/34	10	10,989
6.55%, 03/15/33	20	22,305
Warner Media LLC, 7.63%, 04/15/31	5	5,153
		1,316,019
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 6.38%, 06/15/30(b)	15	15,195
Vallourec SACA, 7.50%, 04/15/32(b)	10	10,429
		25,624
Mining — 0.4%
Alcoa Nederland Holding BV, 7.13%, 03/15/31(b)	15	15,552
Alumina Pty. Ltd., 6.38%, 09/15/32(b)	10	9,891
Arsenal AIC Parent LLC
8.00%, 10/01/30(b)	10	10,499
11.50%, 10/01/31(b)	10	11,124
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33	5	4,953
5.13%, 02/21/32	30	30,332
5.25%, 09/08/30	30	30,824
5.25%, 09/08/33	70	70,538
5.30%, 02/21/35	35	35,037
Capstone Copper Corp., 6.75%, 03/31/33(b)	10	9,999
Constellium SE, 6.38%, 08/15/32(b)	5	4,975
Corp. Nacional del Cobre de Chile, 3.75%, 01/15/31(e)	200	182,733
FMG Resources August 2006 Pty. Ltd., 4.38%, 04/01/31(b)	26	23,890
FMG Resources August Pty. Ltd., 6.13%, 04/15/32(b)	16	15,964
Freeport-McMoRan Inc.
4.63%, 08/01/30	25	24,596
5.40%, 11/14/34	15	14,966
Glencore Funding LLC
2.50%, 09/01/30(b)	70	62,095
2.85%, 04/27/31(b)	5	4,431
5.63%, 04/04/34(b)	25	25,139
5.67%, 04/01/35(b)	20	20,058
6.50%, 10/06/33(b)	25	26,717
Kaiser Aluminum Corp., 4.50%, 06/01/31(b)	10	9,180
New Gold Inc., 6.88%, 04/01/32(b)	5	5,113
Newcastle Coal Infrastructure Group Pty. Ltd., 4.70%, 05/12/31(b)	15	13,771
Newmont Corp., 2.60%, 07/15/32	65	56,747
Novelis Corp., 3.88%, 08/15/31(b)	15	13,347
Rio Tinto Alcan Inc.
6.13%, 12/15/33	10	10,696
7.25%, 03/15/31	25	28,155
Rio Tinto Finance USA PLC
5.00%, 03/09/33	15	14,985
5.25%, 03/14/35	35	34,911
South32 Treasury Ltd., 4.35%, 04/14/32(b)	25	23,056
Vedanta Resources Finance II PLC, 11.25%, 12/03/31(e)	200	200,051
Yamana Gold Inc., 2.63%, 08/15/31	14	12,196
		1,056,521

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.57%, 12/01/31	$20	$18,149
5.55%, 08/22/34	15	14,778
Xerox Issuer Corp., 13.50%, 04/15/31(b)	20	19,969
Zebra Technologies Corp., 6.50%, 06/01/32(b)	10	10,161
		63,057
Oil & Gas — 1.2%
Aker BP ASA
3.10%, 07/15/31(b)	5	4,355
5.13%, 10/01/34(b)	10	9,376
6.00%, 06/13/33(b)	5	5,027
APA Corp., 6.10%, 02/15/35(b)	5	4,715
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, 10/15/32(b)	10	10,076
Baytex Energy Corp., 7.38%, 03/15/32(b)	10	9,084
BP Capital Markets America Inc.
2.72%, 01/12/32	30	26,396
4.81%, 02/13/33	25	24,567
4.89%, 09/11/33	55	54,075
4.99%, 04/10/34	20	19,732
5.23%, 11/17/34	30	29,946
Canadian Natural Resources Ltd.
2.95%, 07/15/30	10	9,061
5.40%, 12/15/34(b)	25	24,313
5.85%, 02/01/35	5	4,965
7.20%, 01/15/32	5	5,422
Chevron USA Inc.
4.82%, 04/15/32	30	30,277
4.98%, 04/15/35	15	14,977
Chord Energy Corp., 6.75%, 03/15/33(b)	10	9,917
Civitas Resources Inc.
8.63%, 11/01/30(b)	20	19,749
8.75%, 07/01/31(b)	25	24,487
9.63%, 06/15/33(b)	10	10,026
CNOOC Petroleum North America ULC, 5.88%, 03/10/35	200	217,741
CNX Resources Corp.
7.25%, 03/01/32(b)	10	10,208
7.38%, 01/15/31(b)	9	9,219
ConocoPhillips Co.
5.00%, 01/15/35	25	24,458
5.05%, 09/15/33	40	40,022
Continental Resources Inc./OK
2.88%, 04/01/32(b)	10	8,182
5.75%, 01/15/31(b)	35	34,862
Coterra Energy Inc.
5.40%, 02/15/35	20	19,407
5.60%, 03/15/34	10	9,909
Crescent Energy Finance LLC
7.38%, 01/15/33(b)	15	13,931
7.63%, 04/01/32(b)	20	18,913
Devon Energy Corp.
5.20%, 09/15/34(c)	25	23,686
7.95%, 04/15/32	10	11,277
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)	10	10,016
Diamondback Energy Inc.
3.13%, 03/24/31	25	22,590
5.40%, 04/18/34	25	24,559
5.55%, 04/01/35	20	19,751
6.25%, 03/15/33	20	20,872
Security	Par (000)	Value
Oil & Gas (continued)
Ecopetrol SA
4.63%, 11/02/31	$40	$33,101
7.75%, 02/01/32	50	48,490
8.88%, 01/13/33	40	40,693
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(b)	10	10,904
Energian Israel Finance Ltd., 5.88%, 03/30/31(b)(e)	30	27,559
EQT Corp.
3.63%, 05/15/31(b)	10	9,096
4.75%, 01/15/31(b)	20	19,355
5.75%, 02/01/34	20	20,142
7.50%, 06/01/30(b)	12	13,035
Expand Energy Corp.
4.75%, 02/01/32	33	31,142
5.70%, 01/15/35	15	14,834
Helmerich & Payne Inc.
2.90%, 09/29/31	15	12,230
5.50%, 12/01/34(b)(c)	10	8,828
Hess Corp., 7.30%, 08/15/31	25	27,986
HF Sinclair Corp.
4.50%, 10/01/30	15	14,340
6.25%, 01/15/35	15	14,789
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/31(b)	10	9,244
6.25%, 04/15/32(b)	5	4,566
6.88%, 05/15/34(b)	10	9,066
7.25%, 02/15/35(b)	20	18,607
8.38%, 11/01/33(b)	10	9,967
Long Ridge Energy LLC, 8.75%, 02/15/32(b)(c)	15	15,121
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)	5	4,947
Marathon Petroleum Corp., 5.70%, 03/01/35	15	14,845
Matador Resources Co.
6.25%, 04/15/33(b)	15	14,474
6.50%, 04/15/32(b)	15	14,694
Moss Creek Resources Holdings Inc., 8.25%, 09/01/31(b)	15	14,436
Murphy Oil Corp., 6.00%, 10/01/32(c)	10	9,323
Nabors Industries Inc., 8.88%, 08/15/31(b)(c)	10	6,848
Northern Oil & Gas Inc., 8.75%, 06/15/31(b)	10	10,091
Occidental Petroleum Corp.
5.38%, 01/01/32	15	14,506
5.55%, 10/01/34	20	18,911
6.13%, 01/01/31	14	14,255
6.63%, 09/01/30	31	32,271
7.50%, 05/01/31	16	17,230
7.88%, 09/15/31	26	28,628
8.88%, 07/15/30	8	9,012
Ovintiv Inc.
6.25%, 07/15/33	25	25,068
6.50%, 08/15/34	5	5,018
7.20%, 11/01/31	5	5,305
8.13%, 09/15/30	15	16,735
Parkland Corp.
4.63%, 05/01/30(b)	16	15,075
6.63%, 08/15/32(b)	10	10,025
Patterson-UTI Energy Inc., 7.15%, 10/01/33	10	10,001
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)	10	8,740
Permian Resources Operating LLC
6.25%, 02/01/33(b)	20	19,710

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
7.00%, 01/15/32(b)	$20	$20,508
9.88%, 07/15/31(b)	6	6,559
Petrobras Global Finance BV, 5.60%, 01/03/31	80	79,540
Petroleos Mexicanos
5.95%, 01/28/31	100	86,656
6.70%, 02/16/32	200	178,554
10.00%, 02/07/33(c)	30	30,941
Petronas Capital Ltd., 2.48%, 01/28/32(e)	200	171,309
Phillips 66
2.15%, 12/15/30	20	17,414
4.65%, 11/15/34	15	14,062
Phillips 66 Co.
4.95%, 03/15/35(c)	10	9,528
5.30%, 06/30/33	35	34,867
Pioneer Natural Resources Co., 1.90%, 08/15/30	45	39,400
Raizen Fuels Finance SA, 6.45%, 03/05/34(e)	200	198,271
Santos Finance Ltd., 6.88%, 09/19/33(b)	40	42,059
Saudi Arabian Oil Co., 2.25%, 11/24/30(e)	200	175,983
Seadrill Finance Ltd., 8.38%, 08/01/30(b)	10	9,791
Shell Finance U.S. Inc., 4.13%, 05/11/35	25	23,218
SM Energy Co., 7.00%, 08/01/32(b)	15	14,384
Suncor Energy Inc., 5.95%, 12/01/34	10	10,126
Sunoco LP
6.25%, 07/01/33(b)	15	15,001
7.25%, 05/01/32(b)	15	15,609
Talos Production Inc., 9.38%, 02/01/31(b)	10	9,873
TotalEnergies Capital SA
4.72%, 09/10/34	20	19,534
5.15%, 04/05/34	40	40,323
Transocean Inc.
7.50%, 04/15/31	5	3,931
8.50%, 05/15/31(b)(c)	20	17,195
Valero Energy Corp., 2.80%, 12/01/31	35	30,527
Vermilion Energy Inc.
6.88%, 05/01/30(b)	8	7,285
7.25%, 02/15/33(b)	10	8,749
Viper Energy Inc., 7.38%, 11/01/31(b)	5	5,249
Vital Energy Inc.
7.88%, 04/15/32(b)(c)	20	16,214
9.75%, 10/15/30	5	4,412
Woodside Finance Ltd.
5.10%, 09/12/34	25	23,502
6.00%, 05/19/35	25	24,850
		3,048,813
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, 09/01/32(b)	12	12,081
Schlumberger Holdings Corp.
2.65%, 06/26/30(b)	22	19,982
4.85%, 05/15/33(b)(c)	20	19,285
Schlumberger Investment SA, 2.65%, 06/26/30	23	20,865
Star Holding LLC, 8.75%, 08/01/31(b)	5	4,549
		76,762
Packaging & Containers — 0.1%
Amcor Finance USA Inc., 5.63%, 05/26/33	5	5,095
Amcor Flexibles North America Inc.
2.69%, 05/25/31	20	17,661
5.50%, 03/17/35(b)	15	14,845
Security	Par (000)	Value
Packaging & Containers (continued)
Ball Corp.
2.88%, 08/15/30	$27	$23,929
3.13%, 09/15/31(c)	17	14,892
Berry Global Inc.
5.65%, 01/15/34	35	35,245
5.80%, 06/15/31	5	5,193
CCL Industries Inc., 3.05%, 06/01/30(b)	15	13,688
Clydesdale Acquisition Holdings Inc., 6.75%, 04/15/32(b)	25	25,276
Crown Americas LLC, 5.88%, 06/01/33(b)	15	14,896
Graphic Packaging International LLC, 6.38%, 07/15/32(b)	10	10,035
LABL Inc., 8.63%, 10/01/31(b)(c)	15	12,422
Owens-Brockway Glass Container Inc.
7.25%, 05/15/31(b)	15	15,024
7.38%, 06/01/32(b)(c)	5	4,978
Sealed Air Corp.
6.50%, 07/15/32(b)(c)	5	5,128
6.88%, 07/15/33(b)	10	10,496
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31(b)	7	7,318
Sonoco Products Co., 5.00%, 09/01/34	20	19,019
WestRock MWV LLC, 7.95%, 02/15/31	5	5,694
WRKCo Inc., 3.00%, 06/15/33	25	21,475
		282,309
Pharmaceuticals — 0.7%
1261229 BC Ltd., 10.00%, 04/15/32(b)	100	99,004
AbbVie Inc.
4.50%, 05/14/35	50	47,562
4.55%, 03/15/35	30	28,632
4.95%, 03/15/31	25	25,394
5.05%, 03/15/34	65	65,179
5.20%, 03/15/35	25	25,125
Astrazeneca Finance LLC
2.25%, 05/28/31	80	70,481
4.88%, 03/03/33	15	15,069
4.90%, 02/26/31	15	15,272
5.00%, 02/26/34	30	30,175
AstraZeneca PLC, 1.38%, 08/06/30	15	12,864
Bausch Health Companies Inc.
5.25%, 02/15/31(b)	8	4,209
14.00%, 10/15/30(b)	6	5,198
Becton Dickinson & Co.
1.96%, 02/11/31	35	30,020
5.11%, 02/08/34	20	19,704
Bristol-Myers Squibb Co.
1.45%, 11/13/30	95	81,176
2.95%, 03/15/32	15	13,405
5.20%, 02/22/34	70	70,526
5.75%, 02/01/31	25	26,445
Cardinal Health Inc., 5.35%, 11/15/34	25	24,929
Cencora Inc.
2.70%, 03/15/31	45	40,174
5.15%, 02/15/35	10	9,919
CVS Health Corp.
1.88%, 02/28/31	15	12,604
2.13%, 09/15/31	31	25,962
5.25%, 01/30/31	35	35,294
5.25%, 02/21/33	45	44,340
5.30%, 06/01/33	35	34,528
5.55%, 06/01/31	30	30,647

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.70%, 06/01/34	$25	$25,155
6.75%, 12/10/54, (5-year CMT + 2.516%)(a)	15	14,595
Eli Lilly & Co.
4.60%, 08/14/34	10	9,758
4.70%, 02/27/33	30	29,857
4.70%, 02/09/34	40	39,357
5.10%, 02/12/35	25	25,175
Endo Finance Holdings Inc., 8.50%, 04/15/31(b)	20	20,740
GlaxoSmithKline Capital Inc.
4.88%, 04/15/35	15	14,714
5.38%, 04/15/34	5	5,128
Johnson & Johnson
1.30%, 09/01/30	40	34,433
4.85%, 03/01/32	30	30,499
4.90%, 06/01/31	25	25,645
4.95%, 06/01/34(c)	35	35,771
5.00%, 03/01/35	25	25,225
McKesson Corp.
5.10%, 07/15/33	30	30,365
5.25%, 05/30/35	15	15,043
Merck & Co. Inc.
1.45%, 06/24/30	20	17,270
2.15%, 12/10/31	65	56,099
4.50%, 05/17/33	25	24,575
Novartis Capital Corp.
4.00%, 09/18/31	30	29,190
4.20%, 09/18/34	45	42,584
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/31(b)	30	25,219
6.75%, 05/15/34(b)	15	13,974
7.88%, 05/15/34(b)	10	8,627
Pfizer Investment Enterprises Pte Ltd., 4.75%, 05/19/33	125	122,935
Viatris Inc., 2.70%, 06/22/30	30	26,223
Zoetis Inc., 5.60%, 11/16/32	10	10,425
		1,702,418
Pipelines — 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, 02/01/32(b)	10	10,227
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 07/15/32(b)	10	10,382
Boardwalk Pipelines LP
3.60%, 09/01/32	20	17,747
5.63%, 08/01/34	10	9,889
Cameron LNG LLC, 2.90%, 07/15/31(b)	25	22,315
Cheniere Energy Inc., 5.65%, 04/15/34	30	29,963
Cheniere Energy Partners LP
3.25%, 01/31/32	20	17,552
4.00%, 03/01/31	26	24,332
5.75%, 08/15/34	30	30,143
5.95%, 06/30/33	32	32,738
Columbia Pipelines Holding Co. LLC, 5.68%, 01/15/34(b)	5	4,946
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/35(b)	10	9,794
6.04%, 11/15/33(b)	35	36,070
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(b)	25	24,001
7.50%, 12/15/33(b)	10	10,597
Security	Par (000)	Value
Pipelines (continued)
DCP Midstream Operating LP
3.25%, 02/15/32	$8	$6,920
8.13%, 08/16/30	7	8,067
DT Midstream Inc.
4.30%, 04/15/32(b)	10	9,210
4.38%, 06/15/31(b)	17	15,872
5.80%, 12/15/34(b)	10	9,937
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/35	15	15,315
El Paso Natural Gas Co. LLC, 3.50%, 02/15/32(b)	10	8,830
Enbridge Inc.
2.50%, 08/01/33	25	20,337
5.63%, 04/05/34	20	20,194
5.70%, 03/08/33	55	56,120
7.20%, 06/27/54, (5-year CMT + 2.970%)(a)	10	10,084
Energy Transfer LP
4.90%, 03/15/35	10	9,369
5.55%, 05/15/34	25	24,837
5.60%, 09/01/34	15	14,917
5.70%, 04/01/35	25	24,969
5.75%, 02/15/33	50	50,989
6.55%, 12/01/33	30	31,866
7.38%, 02/01/31(b)	10	10,481
Enterprise Products Operating LLC
4.85%, 01/31/34	20	19,608
4.95%, 02/15/35	50	48,882
5.35%, 01/31/33	30	30,570
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(b)	25	21,853
Florida Gas Transmission Co. LLC, 2.55%, 07/01/30(b)	20	17,858
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/32	15	15,236
8.00%, 05/15/33	10	10,156
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(b)	10	10,410
Harvest Midstream I LP, 7.50%, 05/15/32(b)	10	10,307
Hess Midstream Operations LP, 5.50%, 10/15/30(b)	10	9,884
Howard Midstream Energy Partners LLC, 7.38%, 07/15/32(b)	10	10,360
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	10	10,090
7.75%, 03/15/32	5	5,634
Kinder Morgan Inc.
4.80%, 02/01/33	25	24,137
5.20%, 06/01/33	40	39,470
5.30%, 12/01/34	10	9,780
5.40%, 02/01/34	35	34,862
7.80%, 08/01/31	10	11,375
Kinetik Holdings LP, 5.88%, 06/15/30(b)	15	14,897
MPLX LP
2.65%, 08/15/30	20	17,890
4.95%, 09/01/32	20	19,464
5.00%, 03/01/33	40	38,822
5.40%, 04/01/35	25	24,339
5.50%, 06/01/34	20	19,744
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/32(b)	25	23,609
NGPL PipeCo LLC, 3.25%, 07/15/31(b)	5	4,374
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)	10	10,115
NuStar Logistics LP, 6.38%, 10/01/30	10	10,187
ONEOK Inc.
3.25%, 06/01/30	10	9,239

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.75%, 10/15/31	$15	$14,647
5.05%, 11/01/34	25	23,815
5.65%, 09/01/34	10	9,963
5.80%, 11/01/30	30	31,067
6.05%, 09/01/33	25	25,689
6.10%, 11/15/32	20	20,821
6.50%, 09/01/30(b)	25	26,455
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 09/15/30	30	28,326
Rockies Express Pipeline LLC
4.80%, 05/15/30(b)	5	4,717
6.75%, 03/15/33(b)	15	15,453
Sempra Infrastructure Partners LP, 3.25%, 01/15/32(b)	5	4,132
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/55, (5-year CMT + 3.949%)(a)(b)	10	10,088
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34(b)	20	19,288
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/30(b)	10	9,600
6.00%, 09/01/31(b)	10	9,555
Targa Resources Corp.
5.50%, 02/15/35	15	14,677
5.55%, 08/15/35	25	24,521
6.13%, 03/15/33	30	30,915
6.50%, 03/30/34	5	5,262
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	10	9,151
4.88%, 02/01/31	55	53,678
Texas Eastern Transmission LP, 7.00%, 07/15/32	5	5,454
TransCanada PipeLines Ltd.
4.63%, 03/01/34	30	28,256
5.60%, 03/31/34	10	9,976
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(b)	30	25,660
4.13%, 08/15/31(b)	21	19,027
Venture Global LNG Inc.
8.38%, 06/01/31(b)	45	45,689
9.88%, 02/01/32(b)	35	37,285
Western Midstream Operating LP
5.45%, 11/15/34	20	19,197
6.15%, 04/01/33	10	10,218
Whistler Pipeline LLC, 5.95%, 09/30/34(b)	20	19,864
Williams Companies Inc. (The)
2.60%, 03/15/31	10	8,848
4.65%, 08/15/32	45	43,551
5.15%, 03/15/34	35	34,380
5.60%, 03/15/35	20	20,190
5.65%, 03/15/33	5	5,120
Series A, 7.50%, 01/15/31	20	22,539
		1,919,236
Private Equity — 0.0%
Apollo Management Holdings LP, 2.65%, 06/05/30(b)(c)	5	4,514
Real Estate — 0.0%
CBRE Services Inc., 5.95%, 08/15/34	15	15,489
CoStar Group Inc., 2.80%, 07/15/30(b)	20	17,734
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)	10	10,681
Security	Par (000)	Value
Real Estate (continued)
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(b)	$5	$5,313
Howard Hughes Corp. (The), 4.38%, 02/01/31(b)	10	9,086
Kennedy-Wilson Inc., 5.00%, 03/01/31(c)	12	10,471
		68,774
Real Estate Investment Trusts — 0.9%
Agree LP
2.60%, 06/15/33	15	12,229
4.80%, 10/01/32	10	9,704
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	25	19,467
2.95%, 03/15/34	10	8,209
3.38%, 08/15/31	35	31,663
4.70%, 07/01/30	20	19,625
4.75%, 04/15/35	10	9,296
American Assets Trust LP
3.38%, 02/01/31	15	13,133
6.15%, 10/01/34	10	9,787
American Homes 4 Rent LP
3.63%, 04/15/32	20	18,163
5.25%, 03/15/35	10	9,764
5.50%, 02/01/34	15	14,973
5.50%, 07/15/34	10	9,959
American Tower Corp.
1.88%, 10/15/30	15	12,878
2.10%, 06/15/30	15	13,181
2.30%, 09/15/31	15	12,852
2.70%, 04/15/31	20	17,702
5.35%, 03/15/35	25	25,113
5.40%, 01/31/35	10	10,067
5.45%, 02/15/34	15	15,158
5.55%, 07/15/33	10	10,168
5.65%, 03/15/33	10	10,274
5.90%, 11/15/33	25	26,052
Americold Realty Operating Partnership LP, 5.41%, 09/12/34	10	9,604
AvalonBay Communities Inc.
2.45%, 01/15/31	35	31,078
5.30%, 12/07/33	20	20,277
Boston Properties LP
2.45%, 10/01/33	15	11,765
2.55%, 04/01/32	40	33,069
3.25%, 01/30/31	35	31,549
5.75%, 01/15/35	15	14,839
Brixmor Operating Partnership LP
2.50%, 08/16/31	10	8,602
4.05%, 07/01/30	30	28,751
5.75%, 02/15/35	10	10,107
Broadstone Net Lease LLC, 2.60%, 09/15/31	10	8,388
Camden Property Trust, 4.90%, 01/15/34	10	9,815
COPT Defense Properties LP, 2.90%, 12/01/33	10	8,071
Cousins Properties LP, 5.88%, 10/01/34	10	10,089
Crown Castle Inc.
2.25%, 01/15/31	30	25,819
2.50%, 07/15/31	30	25,749
3.30%, 07/01/30	20	18,483
5.10%, 05/01/33	5	4,896
5.80%, 03/01/34	35	35,709
CubeSmart LP, 2.50%, 02/15/32	10	8,473
Diversified Healthcare Trust, 4.38%, 03/01/31	10	8,252
DOC DR LLC, 2.63%, 11/01/31	5	4,321

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
EPR Properties, 3.60%, 11/15/31	$10	$8,923
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	20	20,278
Equinix Inc.
2.15%, 07/15/30	25	22,067
3.90%, 04/15/32	45	42,262
ERP Operating LP, 4.65%, 09/15/34	25	23,820
Essex Portfolio LP
2.65%, 03/15/32	10	8,565
5.38%, 04/01/35	10	9,961
5.50%, 04/01/34	10	10,046
Extra Space Storage LP
2.20%, 10/15/30	5	4,346
2.35%, 03/15/32	10	8,329
2.40%, 10/15/31	30	25,530
5.35%, 01/15/35	5	4,927
5.40%, 02/01/34	15	14,902
5.50%, 07/01/30	5	5,123
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	5	4,329
4.00%, 01/15/31	10	9,295
5.63%, 09/15/34	10	9,761
6.75%, 12/01/33	25	26,251
Goodman U.S. Finance Six LLC, 5.13%, 10/07/34(b)	30	29,380
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(b)(c)	13	11,563
Healthpeak OP LLC
5.25%, 12/15/32	20	19,970
5.38%, 02/15/35	10	9,888
Highwoods Realty LP
2.60%, 02/01/31	10	8,487
7.65%, 02/01/34	10	11,020
Host Hotels & Resorts LP
5.50%, 04/15/35	15	14,435
5.70%, 07/01/34	20	19,694
Series I, 3.50%, 09/15/30	15	13,675
Series J, 2.90%, 12/15/31	5	4,287
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	25	20,907
2.70%, 01/15/34	10	8,107
4.15%, 04/15/32	15	13,979
Iron Mountain Inc.
4.50%, 02/15/31(b)	23	21,550
5.25%, 07/15/30(b)	19	18,507
5.63%, 07/15/32(b)	10	9,753
6.25%, 01/15/33(b)	30	30,268
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(b)	15	14,185
Kilroy Realty LP
2.50%, 11/15/32	15	11,797
2.65%, 11/15/33	5	3,839
Kimco Realty OP LLC
3.20%, 04/01/32	20	17,818
4.60%, 02/01/33	15	14,481
4.85%, 03/01/35	10	9,593
6.40%, 03/01/34	10	10,680
Kite Realty Group LP
4.95%, 12/15/31	5	4,934
5.50%, 03/01/34	10	9,942
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 07/15/31(b)	10	10,370
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
LXP Industrial Trust, 2.70%, 09/15/30	$5	$4,400
Mid-America Apartments LP
5.00%, 03/15/34	10	9,934
5.30%, 02/15/32	15	15,322
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	22	14,410
8.50%, 02/15/32(b)	30	30,768
National Health Investors Inc., 3.00%, 02/01/31	15	13,095
NNN REIT Inc., 5.60%, 10/15/33	25	25,337
Omega Healthcare Investors Inc.
3.25%, 04/15/33	10	8,444
3.38%, 02/01/31	25	22,558
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	10	8,518
4.95%, 01/15/35	10	9,502
Piedmont Operating Partnership LP, 3.15%, 08/15/30	20	17,597
Prologis LP
1.63%, 03/15/31	15	12,683
1.75%, 07/01/30	15	13,029
1.75%, 02/01/31	10	8,564
2.25%, 01/15/32	20	17,090
4.75%, 06/15/33	25	24,514
5.00%, 03/15/34	30	29,546
5.25%, 05/15/35	15	14,938
Prologis Targeted U.S. Logistics Fund LP, 5.25%, 01/15/35(b)	20	19,772
Public Storage Operating Co.
2.30%, 05/01/31	25	21,921
5.10%, 08/01/33	5	5,063
Rayonier LP, 2.75%, 05/17/31	15	13,091
Realty Income Corp.
1.80%, 03/15/33	10	7,899
3.25%, 01/15/31	30	27,727
4.90%, 07/15/33	5	4,909
5.13%, 02/15/34	10	9,959
5.13%, 04/15/35	15	14,823
5.63%, 10/13/32	30	31,006
Regency Centers LP
3.70%, 06/15/30	15	14,361
5.10%, 01/15/35	10	9,851
5.25%, 01/15/34	5	4,998
Rexford Industrial Realty LP, 2.13%, 12/01/30	20	17,123
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 06/15/33(b)	10	10,171
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 04/01/32(b)	20	20,291
Sabra Health Care LP, 3.20%, 12/01/31	15	13,060
Safehold GL Holdings LLC
2.80%, 06/15/31	15	13,187
5.65%, 01/15/35	10	9,769
6.10%, 04/01/34	10	10,183
Service Properties Trust
8.63%, 11/15/31(b)	15	15,979
8.88%, 06/15/32(c)	10	10,031
Simon Property Group LP
2.25%, 01/15/32	15	12,764
2.65%, 02/01/32	30	26,024
4.75%, 09/26/34	35	33,452
Starwood Property Trust Inc., 6.50%, 07/01/30(b)	15	15,226

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Store Capital LLC
2.70%, 12/01/31	$20	$16,718
2.75%, 11/18/30	5	4,347
Sun Communities Operating LP
2.70%, 07/15/31	15	13,056
4.20%, 04/15/32	15	14,026
UDR Inc.
1.90%, 03/15/33	5	3,902
3.00%, 08/15/31	25	22,424
3.10%, 11/01/34	5	4,118
5.13%, 09/01/34	10	9,739
Ventas Realty LP
2.50%, 09/01/31	15	13,050
5.00%, 01/15/35	15	14,440
5.63%, 07/01/34	5	5,051
VICI Properties LP
5.13%, 05/15/32	20	19,609
5.63%, 04/01/35	15	14,859
5.75%, 04/01/34	35	35,141
VICI Properties LP/VICI Note Co. Inc., 4.13%, 08/15/30(b)	25	23,575
Vornado Realty LP, 3.40%, 06/01/31	5	4,299
Welltower OP LLC
2.75%, 01/15/32	15	13,177
3.85%, 06/15/32	20	18,725
Weyerhaeuser Co., 7.38%, 03/15/32	10	11,181
WP Carey Inc.
2.40%, 02/01/31	5	4,338
5.38%, 06/30/34	15	14,822
		2,312,433
Retail — 0.6%
1011778 BC ULC/New Red Finance Inc., 4.00%, 10/15/30(b)	55	50,586
7-Eleven Inc., 1.80%, 02/10/31(b)	20	16,607
Advance Auto Parts Inc., 3.50%, 03/15/32(c)	5	4,339
Asbury Automotive Group Inc., 5.00%, 02/15/32(b)	13	12,140
AutoNation Inc.
2.40%, 08/01/31	10	8,446
3.85%, 03/01/32	20	18,080
5.89%, 03/15/35	10	9,937
AutoZone Inc.
4.75%, 02/01/33	50	48,624
5.20%, 08/01/33	5	5,006
5.40%, 07/15/34	15	15,121
Bath & Body Works Inc.
6.63%, 10/01/30(b)	20	20,418
6.95%, 03/01/33	5	5,053
Brinker International Inc., 8.25%, 07/15/30(b)	5	5,305
Carvana Co.
9.00%, 06/01/30, (11.00% PIK)(b)(d)	27	29,061
9.00%, 06/01/31, (14.00% PIK)(b)(d)	43	47,959
Costco Wholesale Corp., 1.75%, 04/20/32	20	16,875
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)	10	10,520
Darden Restaurants Inc., 6.30%, 10/10/33	10	10,591
Dick's Sporting Goods Inc., 3.15%, 01/15/32	20	17,599
Dollar General Corp.
5.00%, 11/01/32(c)	5	4,919
5.45%, 07/05/33	35	35,115
Ferguson Enterprises Inc., 5.00%, 10/03/34	15	14,450
FirstCash Inc., 6.88%, 03/01/32(b)	10	10,252
Gap Inc. (The), 3.88%, 10/01/31(b)	12	10,607
Security	Par (000)	Value
Retail (continued)
Genuine Parts Co.
1.88%, 11/01/30	$10	$8,527
2.75%, 02/01/32	25	21,468
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, 01/15/32(b)	10	7,743
Home Depot Inc. (The)
1.38%, 03/15/31	40	33,479
3.25%, 04/15/32	45	41,141
4.50%, 09/15/32	35	34,690
4.85%, 06/25/31	40	40,638
4.95%, 06/25/34	35	34,999
Kohl's Corp., 5.13%, 05/01/31(c)	10	6,434
LCM Investments Holdings II LLC, 8.25%, 08/01/31(b)	15	15,903
Lithia Motors Inc., 4.38%, 01/15/31(b)	7	6,565
Lowe's Companies Inc.
2.63%, 04/01/31	60	53,498
3.75%, 04/01/32	45	41,890
5.00%, 04/15/33	30	29,925
5.15%, 07/01/33	10	10,067
Macy's Retail Holdings LLC
6.13%, 03/15/32(b)	10	9,287
6.70%, 07/15/34(b)	10	8,399
McDonald's Corp.
4.60%, 09/09/32	50	49,488
4.95%, 03/03/35	20	19,716
Murphy Oil USA Inc., 3.75%, 02/15/31(b)	10	9,056
Nordstrom Inc., 4.25%, 08/01/31	17	14,850
O'Reilly Automotive Inc.
1.75%, 03/15/31	5	4,241
4.70%, 06/15/32	50	48,974
Patrick Industries Inc., 6.38%, 11/01/32(b)	10	9,873
QVC Inc., 5.45%, 08/15/34(c)	5	1,957
QXO Building Products Inc., 6.75%, 04/30/32(b)	40	41,042
Ross Stores Inc., 1.88%, 04/15/31	5	4,228
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32(c)	10	10,162
Sonic Automotive Inc., 4.88%, 11/15/31(b)(c)	7	6,517
Starbucks Corp.
2.55%, 11/15/30	45	40,221
5.00%, 02/15/34	40	39,548
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)	10	9,333
Target Corp.
2.65%, 09/15/30	30	27,413
4.40%, 01/15/33	25	24,362
4.50%, 09/15/32	25	24,635
4.50%, 09/15/34	20	19,113
Tractor Supply Co.
1.75%, 11/01/30	15	12,799
5.25%, 05/15/33	25	24,948
Walgreens Boots Alliance Inc., 4.50%, 11/18/34	5	4,764
Walmart Inc.
4.10%, 04/15/33	25	24,243
4.15%, 09/09/32	25	24,465
4.90%, 04/28/35	30	30,010
Yum! Brands Inc.
3.63%, 03/15/31	18	16,392
4.63%, 01/31/32	23	21,807
5.38%, 04/01/32	17	16,814
		1,413,234

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors — 0.5%
Advanced Micro Devices Inc., 3.92%, 06/01/32	$15	$14,280
Analog Devices Inc.
2.10%, 10/01/31	25	21,570
5.05%, 04/01/34	10	10,071
Broadcom Inc.
2.45%, 02/15/31(b)	62	54,815
2.60%, 02/15/33(b)	45	37,995
3.42%, 04/15/33(b)	65	57,963
3.47%, 04/15/34(b)	55	48,311
4.15%, 04/15/32(b)	25	23,804
4.30%, 11/15/32	45	43,054
4.80%, 10/15/34	35	34,086
4.55%, 02/15/32	15	14,686
Entegris Inc., 5.95%, 06/15/30(b)	16	16,013
Foundry JV Holdco LLC
5.90%, 01/25/33(b)	10	10,196
6.25%, 01/25/35(b)	10	10,305
Intel Corp.
2.00%, 08/12/31	30	25,286
4.00%, 12/15/32	10	9,182
4.15%, 08/05/32	30	27,886
5.00%, 02/21/31	30	30,080
5.20%, 02/10/33(c)	65	64,319
KLA Corp., 4.65%, 07/15/32	20	19,863
Lam Research Corp., 1.90%, 06/15/30	15	13,227
Marvell Technology Inc., 2.95%, 04/15/31	30	26,817
Micron Technology Inc.
2.70%, 04/15/32	45	38,356
5.80%, 01/15/35	20	20,168
5.88%, 02/09/33	10	10,227
5.88%, 09/15/33	35	35,923
NVIDIA Corp., 2.00%, 06/15/31	50	43,822
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	10	8,647
2.65%, 02/15/32	25	21,308
5.00%, 01/15/33	27	26,334
Qorvo Inc., 3.38%, 04/01/31(b)	5	4,401
Qualcomm Inc.
1.65%, 05/20/32	25	20,479
4.65%, 05/20/35	20	19,588
QUALCOMM Inc., 5.00%, 05/20/35	30	29,803
Skyworks Solutions Inc., 3.00%, 06/01/31	5	4,340
Texas Instruments Inc.
3.65%, 08/16/32	5	4,664
4.85%, 02/08/34	25	24,989
4.90%, 03/14/33	20	20,170
5.10%, 05/23/35	10	10,047
TSMC Global Ltd., 2.25%, 04/23/31(e)	200	176,191
Xilinx Inc., 2.38%, 06/01/30	20	18,150
		1,151,416
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 5.75%, 01/15/35	15	15,174
Software — 0.5%
Adobe Inc.
4.95%, 04/04/34	5	5,033
5.30%, 01/17/35	10	10,302
AppLovin Corp.
5.38%, 12/01/31	10	10,099
5.50%, 12/01/34	15	14,991
Atlassian Corp., 5.50%, 05/15/34	10	10,099
Security	Par (000)	Value
Software (continued)
Autodesk Inc., 2.40%, 12/15/31	$25	$21,572
Broadridge Financial Solutions Inc., 2.60%, 05/01/31	10	8,807
Cadence Design Systems Inc., 4.70%, 09/10/34	15	14,564
Capstone Borrower Inc., 8.00%, 06/15/30(b)	5	5,145
Cloud Software Group Inc., 8.25%, 06/30/32(b)	30	31,551
Constellation Software Inc./Canada, 5.46%, 02/16/34(b)	10	10,019
CoreWeave Inc., 9.25%, 06/01/30(b)	50	49,939
Fair Isaac Corp., 6.00%, 05/15/33(b)	40	39,925
Fidelity National Information Services Inc., 5.10%, 07/15/32	30	30,084
Fiserv Inc.
2.65%, 06/01/30	10	9,043
5.15%, 08/12/34	25	24,483
5.45%, 03/15/34	40	40,127
5.60%, 03/02/33	25	25,452
Intuit Inc., 5.20%, 09/15/33	35	35,799
Microsoft Corp., 1.35%, 09/15/30	10	8,664
MSCI Inc.
3.25%, 08/15/33(b)	15	12,878
3.63%, 09/01/30(b)	31	28,658
3.63%, 11/01/31(b)	15	13,617
3.88%, 02/15/31(b)	27	25,133
Open Text Holdings Inc., 4.13%, 12/01/31(b)	10	9,054
Oracle Corp.
2.88%, 03/25/31	85	76,656
4.30%, 07/08/34	15	13,950
4.70%, 09/27/34	55	52,479
4.90%, 02/06/33	60	59,177
6.25%, 11/09/32	40	42,683
Paychex Inc.
5.35%, 04/15/32	35	35,520
5.60%, 04/15/35	25	25,423
RingCentral Inc., 8.50%, 08/15/30(b)	5	5,284
Roper Technologies Inc.
1.75%, 02/15/31	15	12,700
4.90%, 10/15/34	25	24,269
Salesforce Inc., 1.95%, 07/15/31	25	21,646
ServiceNow Inc., 1.40%, 09/01/30	20	17,102
SS&C Technologies Inc., 6.50%, 06/01/32(b)	15	15,392
Synopsys Inc.
5.00%, 04/01/32	30	30,024
5.15%, 04/01/35	50	49,512
Take-Two Interactive Software Inc., 4.00%, 04/14/32	25	23,342
Twilio Inc., 3.88%, 03/15/31	9	8,286
UKG Inc., 6.88%, 02/01/31(b)	45	46,428
VMware LLC, 2.20%, 08/15/31	40	34,129
Workday Inc., 3.80%, 04/01/32	30	27,838
		1,116,878
Telecommunications — 0.9%
America Movil SAB de CV, 6.38%, 03/01/35	10	10,706
AT&T Inc.
2.25%, 02/01/32	10	8,488
2.55%, 12/01/33	85	69,885
2.75%, 06/01/31	45	40,255
4.50%, 05/15/35	50	47,002
5.38%, 08/15/35	25	25,136
5.40%, 02/15/34	70	70,960
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33	15	14,675
5.20%, 02/15/34(c)	20	19,738

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
6.88%, 09/15/55, (5-year CMT + 2.390%)(a)	$20	$20,203
British Telecommunications PLC
4.88%, 11/23/81, (5-year CMT + 3.493%)(a)(b)	10	9,080
9.63%, 12/15/30	80	97,481
Cisco Systems Inc.
4.95%, 02/24/32	25	25,351
5.05%, 02/26/34	90	90,695
5.10%, 02/24/35	25	25,168
CommScope LLC, 9.50%, 12/15/31(b)(c)	15	15,586
Deutsche Telekom International Finance BV
8.75%, 06/15/30	25	29,305
9.25%, 06/01/32	25	31,015
EchoStar Corp., 6.75%, 11/30/30, (6.75% PIK)(d)	47	40,122
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32(e)	150	125,867
Fibercop SpA
Series 2033, 6.38%, 11/15/33(b)	15	14,616
Series 2034, 6.00%, 09/30/34(b)	10	9,395
Frontier Communications Holdings LLC
8.63%, 03/15/31(b)	15	15,980
8.75%, 05/15/30(b)	19	19,981
Iliad Holding SASU
7.00%, 04/15/32(b)	15	15,107
8.50%, 04/15/31(b)	15	15,802
Juniper Networks Inc., 2.00%, 12/10/30	20	17,107
Koninklijke KPN NV, 8.38%, 10/01/30	10	11,647
Level 3 Financing Inc.
3.88%, 10/15/30(b)	11	9,312
4.00%, 04/15/31(b)(c)	12	10,071
10.50%, 05/15/30(b)	18	19,692
10.75%, 12/15/30(b)	10	11,310
Lumen Technologies Inc., 10.00%, 10/15/32(b)	10	10,256
Motorola Solutions Inc.
2.75%, 05/24/31	27	23,913
5.40%, 04/15/34	25	25,079
Orange SA, 9.00%, 03/01/31	40	48,316
Rogers Communications Inc.
3.80%, 03/15/32	50	45,778
5.30%, 02/15/34	20	19,697
7.00%, 04/15/55, (5-year CMT + 2.653%)(a)	20	20,100
Sprint Capital Corp., 8.75%, 03/15/32	34	40,732
Telecom Argentina SA, 9.50%, 07/18/31(e)	10	10,293
Telecom Italia Capital SA
6.00%, 09/30/34	10	9,813
6.38%, 11/15/33	10	10,089
Telefonica Europe BV, 8.25%, 09/15/30	35	40,296
TELUS Corp., 3.40%, 05/13/32	10	8,920
T-Mobile USA Inc.
2.25%, 11/15/31	25	21,431
2.55%, 02/15/31	60	53,130
2.70%, 03/15/32	20	17,379
2.88%, 02/15/31	27	24,314
3.50%, 04/15/31	105	97,580
5.05%, 07/15/33	35	34,721
5.15%, 04/15/34	30	29,911
5.20%, 01/15/33	25	25,089
5.30%, 05/15/35	50	49,832
5.75%, 01/15/34	30	31,090
U.S. Cellular Corp., 6.70%, 12/15/33	10	10,810
Verizon Communications Inc.
1.50%, 09/18/30	20	17,056
Security	Par (000)	Value
Telecommunications (continued)
1.68%, 10/30/30	$30	$25,686
1.75%, 01/20/31	55	46,898
2.36%, 03/15/32	95	81,007
2.55%, 03/21/31	70	61,974
4.40%, 11/01/34	35	32,801
4.50%, 08/10/33	25	23,976
4.78%, 02/15/35	25	24,068
5.05%, 05/09/33	25	25,004
5.25%, 04/02/35	45	44,794
6.40%, 09/15/33	10	10,809
7.75%, 12/01/30	15	17,172
Viasat Inc., 7.50%, 05/30/31(b)(c)	12	9,544
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(b)	20	18,096
4.75%, 07/15/31(b)	25	22,965
7.75%, 04/15/32(b)	20	20,607
Vodafone Group PLC
4.13%, 06/04/81, (5-year CMT + 2.767%)(a)	22	19,735
6.25%, 11/30/32	25	26,773
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)	40	41,644
		2,265,916
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 6.05%, 05/14/34	10	10,130
Transportation — 0.2%
AP Moller - Maersk A/S, 5.88%, 09/14/33(b)	15	15,495
Canadian National Railway Co.
4.38%, 09/18/34	15	14,212
5.85%, 11/01/33	5	5,257
6.25%, 08/01/34	15	16,196
Canadian Pacific Railway Co.
2.45%, 12/02/31	40	34,638
5.20%, 03/30/35	10	9,965
7.13%, 10/15/31	10	11,137
CSX Corp., 4.10%, 11/15/32	35	33,334
FedEx Corp.
2.40%, 05/15/31(c)	10	8,784
3.90%, 02/01/35(b)	10	8,710
4.90%, 01/15/34(b)	5	4,737
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	15	12,836
Genesee & Wyoming Inc., 6.25%, 04/15/32(b)	10	10,181
Norfolk Southern Corp.
2.30%, 05/15/31	10	8,756
3.00%, 03/15/32	20	17,874
4.45%, 03/01/33	20	19,240
5.05%, 08/01/30	15	15,337
Ryder System Inc., 6.60%, 12/01/33	10	10,806
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(b)	10	10,356
Union Pacific Corp.
2.80%, 02/14/32	50	44,487
5.10%, 02/20/35	25	25,066
United Parcel Service Inc.
4.88%, 03/03/33	15	15,000
5.15%, 05/22/34	25	25,218
5.25%, 05/14/35	25	25,015
Walmart Inc., 1.80%, 09/22/31	55	47,359
Watco Companies LLC/Watco Finance Corp., 7.13%, 08/01/32(b)	15	15,456
XPO CNW Inc., 6.70%, 05/01/34	5	5,140

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
XPO Inc.
7.13%, 06/01/31(b)	$10	$10,371
7.13%, 02/01/32(b)	10	10,388
		491,351
Trucking & Leasing — 0.1%
Fortress Transportation and Infrastructure Investors LLC
5.88%, 04/15/33(b)	10	9,658
7.00%, 05/01/31(b)	10	10,232
7.00%, 06/15/32(b)	15	15,344
7.88%, 12/01/30(b)	10	10,502
GATX Corp.
3.50%, 06/01/32	5	4,489
4.00%, 06/30/30	35	33,525
4.90%, 03/15/33	20	19,444
6.05%, 03/15/34	55	57,169
Penske Truck Leasing Co. LP/PTL Finance Corp., 6.20%, 06/15/30(b)	25	26,410
SMBC Aviation Capital Finance DAC
5.55%, 04/03/34(b)	20	19,835
5.70%, 07/25/33(b)	15	15,132
		221,740
Water — 0.0%
American Water Capital Corp.
2.30%, 06/01/31	15	13,026
4.45%, 06/01/32	20	19,464
5.15%, 03/01/34	5	4,993
5.25%, 03/01/35	25	24,944
Essential Utilities Inc.
2.40%, 05/01/31	10	8,706
5.38%, 01/15/34	25	24,930
		96,063
Total Corporate Bonds & Notes — 22.4% (Cost: $56,039,422)		55,961,444
Foreign Government Obligations(h)
Argentina — 0.1%
Argentina Bonar Bonds, 1.75%, 07/09/30(f)	171	130,725
Argentina Republic Government International Bonds, 0.75%, 07/09/30(f)	287	224,632
		355,357
Bahrain — 0.1%
Bahrain Government International Bonds, 5.63%, 09/30/31(e)	200	188,834
Bermuda — 0.0%
Bermuda Government International Bonds, 5.00%, 07/15/32(e)	10	9,720
Brazil — 0.1%
Brazil Government International Bonds
6.13%, 01/22/32	200	202,464
8.25%, 01/20/34	100	112,459
		314,923
Canada — 0.2%
Export Development Canada, 4.75%, 06/05/34	25	25,555
Province of Alberta Canada, 4.50%, 01/24/34	85	83,666
Province of British Columbia Canada, 4.20%, 07/06/33	95	91,910
Security	Par (000)	Value
Canada (continued)
Province of Manitoba Canada, 4.90%, 05/31/34	$20	$20,223
Province of Ontario Canada
1.13%, 10/07/30	15	12,791
1.80%, 10/14/31	15	12,822
2.13%, 01/21/32	25	21,678
5.05%, 04/24/34	100	102,529
Province of Quebec Canada, 4.25%, 09/05/34	105	101,231
		472,405
Chile — 0.1%
Chile Government International Bonds, 3.50%, 01/31/34	200	177,164
Colombia — 0.1%
Colombia Government International Bonds, 3.25%, 04/22/32	200	156,969
Dominican Republic — 0.1%
Dominican Republic International Bonds, 7.05%, 02/03/31(e)	150	155,868
Ecuador — 0.0%
Ecuador Government International Bonds
0.00%, 07/31/30(e)(i)	15	9,383
6.90%, 07/31/30(e)(f)	57	43,662
		53,045
Egypt — 0.1%
Egypt Government International Bonds, 5.88%, 02/16/31(e)	200	170,903
France — 0.0%
Caisse d'Amortissement de la Dette Sociale, 2.13%, 01/26/32(b)	30	25,998
Hong Kong — 0.1%
Airport Authority, 1.63%, 02/04/31(b)	200	172,823
Hong Kong Government International Bonds, 1.38%, 02/02/31(b)	200	171,930
		344,753
Hungary — 0.1%
Hungary Government International Bonds, 2.13%, 09/22/31(e)	200	164,270
India — 0.1%
Export-Import Bank of India, 2.25%, 01/13/31(e)	200	173,636
Indonesia — 0.1%
Indonesia Government International Bonds, 2.15%, 07/28/31	200	171,724
Perusahaan Penerbit SBSN Indonesia III, 4.70%, 06/06/32(e)	200	196,912
		368,636
Israel — 0.1%
Israel Government International Bonds, 2.75%, 07/03/30	200	177,792
Italy — 0.0%
Republic of Italy Government International Bonds, 5.38%, 06/15/33	30	30,800
Japan — 0.1%
Development Bank of Japan Inc., 4.88%, 01/16/35(b)	5	5,112

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
Japan Bank for International Cooperation, 1.88%, 04/15/31	$200	$174,908
		180,020
Kenya — 0.1%
Republic of Kenya Government International Bonds, 9.75%, 02/16/31(e)	200	199,418
Lebanon — 0.0%
Lebanon Government International Bonds, 7.00%, 03/23/32(e)(j)(k)	16	2,765
Mexico — 0.2%
Mexico Government International Bonds
4.75%, 04/27/32	200	186,658
6.75%, 09/27/34	100	103,949
8.30%, 08/15/31	100	117,095
		407,702
Morocco — 0.1%
Morocco Government International Bonds, 6.50%, 09/08/33(e)	200	207,471
Nigeria — 0.1%
Nigeria Government International Bonds, 7.88%, 02/16/32(e)	200	180,687
Panama — 0.0%
Panama Government International Bonds, 2.25%, 09/29/32	200	147,195
Peru — 0.1%
Peru Government International Bonds
1.86%, 12/01/32	10	7,857
2.78%, 01/23/31	100	88,335
3.00%, 01/15/34	200	166,396
		262,588
Philippines — 0.1%
Philippines Government International Bonds
5.25%, 05/14/34	200	202,133
6.38%, 01/15/32	100	108,200
		310,333
Poland — 0.1%
Bank Gospodarstwa Krajowego, 5.38%, 05/22/33(e)	200	199,287
Republic of Poland Government International Bonds
4.88%, 10/04/33	50	49,032
5.75%, 11/16/32	21	21,905
		270,224
Qatar — 0.1%
Qatar Government International Bonds, 9.75%, 06/15/30(b)	150	186,622
Romania — 0.1%
Romania Government International Bonds
3.00%, 02/14/31(e)	20	16,710
3.63%, 03/27/32(e)	42	35,182
5.75%, 03/24/35(e)	50	44,967
6.38%, 01/30/34(e)	70	66,828
		163,687
Saudi Arabia — 0.2%
Saudi Government International Bonds
3.25%, 10/22/30(e)	200	186,280
5.00%, 01/16/34(e)	200	197,878
Security	Par (000)	Value
Saudi Arabia (continued)
5.50%, 10/25/32(e)	$200	$206,603
		590,761
South Africa — 0.0%
Republic of South Africa Government International Bonds, 5.88%, 06/22/30	100	98,152
South Korea — 0.1%
Export-Import Bank of Korea, 5.13%, 01/11/33	200	203,330
Sri Lanka — 0.0%
Sri Lanka Government International Bonds, 3.35%, 03/15/33(e)(f)	40	31,062
Supranational — 0.8%
African Development Bank, 5.75%, , (5-year CMT + 1.575%)(a)(g)	10	9,550
African Export-Import Bank (The), 3.80%, 05/17/31(b)	10	8,763
Asian Development Bank
0.75%, 10/08/30	10	8,426
1.50%, 03/04/31	40	34,713
3.13%, 04/27/32	30	28,027
3.88%, 09/28/32	20	19,536
4.00%, 01/12/33	65	63,843
4.13%, 01/12/34	110	108,039
Asian Infrastructure Investment Bank (The), 4.25%, 03/13/34	80	79,159
European Bank for Reconstruction & Development, 4.25%, 03/13/34	50	49,337
European Investment Bank
0.75%, 09/23/30	35	29,567
1.25%, 02/14/31	25	21,453
3.63%, 07/15/30	80	78,515
3.75%, 02/14/33	92	89,005
4.13%, 02/13/34	185	181,863
4.38%, 10/10/31	30	30,345
4.63%, 02/12/35	25	25,413
Inter-American Development Bank
1.13%, 01/13/31	145	123,582
3.50%, 04/12/33	45	42,604
3.63%, 09/17/31	30	29,073
4.38%, 07/17/34	20	19,951
4.50%, 09/13/33	100	100,978
International Bank for Reconstruction & Development
0.75%, 08/26/30	95	80,343
1.25%, 02/10/31(c)	120	102,795
1.63%, 11/03/31	135	115,643
2.50%, 03/29/32	115	103,305
3.88%, 08/28/34	95	91,190
4.00%, 07/25/30	10	9,984
4.00%, 01/10/31	130	129,433
4.50%, 04/10/31	20	20,411
4.63%, 01/15/32	60	61,423
4.75%, 11/14/33	110	112,953
International Development Association, 4.50%, 02/12/35(b)	15	15,007
International Finance Corp., 0.75%, 08/27/30	45	38,067
		2,062,296
Turkey — 0.2%
Turkiye Government International Bonds
6.50%, 01/03/35	200	183,466
7.13%, 07/17/32	200	195,935

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Turkey (continued)
9.38%, 01/19/33	$200	$220,328
		599,729
Ukraine — 0.0%
Ukraine Government International Bonds
3.00%, 02/01/34(e)(f)	60	22,457
4.50%, 02/01/34(e)(f)	74	36,501
4.50%, 02/01/35(e)(f)	60	29,080
		88,038
United Arab Emirates — 0.2%
Sharjah Sukuk Program Ltd., 6.09%, 03/19/34(e)	200	206,881
UAE International Government Bonds, 4.86%, 07/02/34(e)	200	203,736
		410,617
Uruguay — 0.0%
Uruguay Government International Bonds
4.38%, 01/23/31	70	69,143
5.75%, 10/28/34	50	52,090
		121,233
Zambia — 0.0%
Zambia Government International Bonds, 7.50%, 06/30/33(e)(f)	48	43,043
Total Foreign Government Obligations — 4.0% (Cost: $9,954,476)		10,108,046
Municipal Debt Obligations
California — 0.0%
State of California GO
2.50%, 10/01/29	50	46,549
5.75%, 10/01/31	50	53,189
6.00%, 03/01/33	15	16,129
		115,867
Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33	118	116,783
Total Municipal Debt Obligations — 0.1% (Cost: $233,614)		232,650
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 49.6%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/33	5	5,201
3.00%, 03/01/46	95	82,874
3.00%, 07/01/46	7	5,936
3.00%, 08/01/46	43	37,708
3.00%, 09/01/46	30	26,700
3.00%, 10/01/46	16	14,050
3.00%, 12/01/46	150	131,614
3.00%, 01/01/47	25	21,699
3.00%, 02/01/47	81	71,250
3.00%, 06/01/47	73	63,639
3.00%, 08/01/47	10	8,379
3.00%, 09/01/47	20	17,786
3.00%, 10/01/47	17	14,704
3.50%, 06/01/34	5	4,807
3.50%, 03/01/38	40	37,732
3.50%, 10/01/42	34	31,232
3.50%, 10/01/44	14	13,169
3.50%, 03/01/46	77	70,474
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 12/01/46	$10	$8,704
3.50%, 01/01/47	15	13,688
3.50%, 04/01/47	24	21,405
3.50%, 07/01/47	23	20,093
3.50%, 08/01/47	4	3,292
3.50%, 09/01/47	54	49,028
3.50%, 12/01/47	3	2,618
3.50%, 02/01/48	52	47,515
3.50%, 03/01/48	23	20,906
3.50%, 05/01/48	14	12,600
3.50%, 04/01/49	38	34,434
3.50%, 05/01/49	9	8,232
3.50%, 06/01/49	12	10,966
4.00%, 09/01/45	9	8,414
4.00%, 02/01/46	76	71,147
4.00%, 10/01/46	4	4,110
4.00%, 10/01/47	2	1,841
4.00%, 01/01/48	16	14,654
4.00%, 02/01/48	7	6,807
4.00%, 06/01/48	19	16,993
4.00%, 12/01/48	11	9,883
4.00%, 01/01/49	3	2,598
4.50%, 10/01/48	18	17,621
4.50%, 01/01/49	8	7,887
5.00%, 12/01/41	142	143,293
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.45%, 04/25/32	400	350,832
Series K078, Class A2, 3.85%, 06/25/28	175	173,026
Series K-1512, Class A2, 2.99%, 05/25/31	70	64,810
Federal National Mortgage Association
3.00%, 02/01/47	22	19,805
3.50%, 11/01/51	236	214,605
4.00%, 02/01/47	21	19,515
4.00%, 02/01/57	18	16,486
Federal National Mortgage Association-ACES
Series 2018-M12, Class A2, 3.75%, 08/25/30(a)	280	270,461
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	214,299
Government National Mortgage Association
2.00%, 08/20/50	138	111,043
2.00%, 12/20/50	382	307,446
2.00%, 01/20/51	559	449,370
2.00%, 02/20/51	822	660,659
2.00%, 10/20/51	415	333,331
2.00%, 12/20/51	996	800,723
2.00%, 02/20/52	572	460,026
2.00%, 04/20/52	455	365,493
2.00%, 06/15/54(l)	2,325	1,867,141
2.50%, 12/20/46	31	26,616
2.50%, 01/20/47	15	12,743
2.50%, 08/20/50	124	102,910
2.50%, 09/20/50	183	153,331
2.50%, 01/20/51	173	145,434
2.50%, 05/20/51	266	223,652
2.50%, 07/20/51	776	651,305
2.50%, 08/20/51	509	427,274
2.50%, 11/20/51	834	699,258
2.50%, 12/20/51	265	222,258
2.50%, 02/20/52	578	484,835
2.50%, 06/15/54(l)	1,900	1,591,449
3.00%, 03/20/45	27	23,961

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 05/20/45	$60	$53,268
3.00%, 07/20/45	52	45,537
3.00%, 10/20/45	6	4,938
3.00%, 11/20/45	178	157,095
3.00%, 12/20/45	16	14,467
3.00%, 01/20/46	9	7,521
3.00%, 02/20/46	20	17,380
3.00%, 03/20/46	48	41,985
3.00%, 05/20/46	23	20,598
3.00%, 06/20/46	17	14,797
3.00%, 07/20/46	14	12,484
3.00%, 08/20/46	76	67,240
3.00%, 09/20/46	45	39,871
3.00%, 11/20/46	192	169,499
3.00%, 12/20/46	69	61,419
3.00%, 02/20/47	15	13,364
3.00%, 06/20/47	22	19,508
3.00%, 11/20/47	90	79,307
3.00%, 02/20/48	15	13,250
3.00%, 04/20/49	288	254,240
3.00%, 09/20/49	12	10,620
3.00%, 01/20/50	88	76,872
3.00%, 02/20/50	94	82,306
3.00%, 07/20/50	40	35,032
3.00%, 08/20/50	54	47,095
3.00%, 10/20/51	8	7,175
3.00%, 11/20/51	161	140,282
3.00%, 02/20/52	23	19,795
3.00%, 03/20/52	444	383,358
3.00%, 09/20/52	274	238,631
3.00%, 06/15/54(l)	1,625	1,415,462
3.50%, 09/20/42	172	158,136
3.50%, 10/20/42	7	6,587
3.50%, 12/20/42	71	65,230
3.50%, 04/20/43	52	47,376
3.50%, 06/20/45	10	8,770
3.50%, 11/20/45	33	30,401
3.50%, 12/20/45	3	2,929
3.50%, 03/20/46	37	33,820
3.50%, 04/20/46	17	15,757
3.50%, 06/20/46	61	55,076
3.50%, 12/20/46	16	14,279
3.50%, 01/20/47	4	3,797
3.50%, 02/20/47	10	9,440
3.50%, 03/20/47	5	4,287
3.50%, 09/20/47	15	13,150
3.50%, 11/20/47	23	21,096
3.50%, 02/20/48	14	12,239
3.50%, 04/20/48	44	40,081
3.50%, 05/20/48	33	30,276
3.50%, 08/20/48	29	26,085
3.50%, 09/20/48	3	2,753
3.50%, 01/20/49	12	11,259
3.50%, 03/20/49	157	142,352
3.50%, 09/20/49	33	29,433
3.50%, 12/20/49	18	16,458
3.50%, 03/20/50	583	525,256
3.50%, 05/20/50	40	35,780
3.50%, 02/20/52	580	519,883
3.50%, 06/15/54(l)	1,244	1,106,605
4.00%, 04/20/47	62	58,123
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 06/20/47	$42	$39,092
4.00%, 07/20/47	111	103,477
4.00%, 11/20/47	23	21,084
4.00%, 03/20/48	29	26,768
4.00%, 04/20/48	13	12,567
4.00%, 05/15/48	6	5,299
4.00%, 05/20/48	35	32,259
4.00%, 08/20/48	37	34,676
4.00%, 09/20/48	15	13,943
4.00%, 11/20/48	82	76,647
4.00%, 01/20/50	196	182,485
4.00%, 02/20/50	51	47,478
4.00%, 12/20/52	86	79,619
4.00%, 06/15/54(l)	1,425	1,304,717
4.50%, 07/20/41	38	37,609
4.50%, 10/20/46	34	33,575
4.50%, 06/20/47	4	3,600
4.50%, 04/20/48	9	8,640
4.50%, 06/20/48	4	4,097
4.50%, 08/20/48	34	32,689
4.50%, 10/20/48	65	63,029
4.50%, 12/20/48	12	11,801
4.50%, 03/20/49	123	118,528
4.50%, 06/20/49	59	57,269
4.50%, 07/20/49	16	15,157
4.50%, 08/20/49	4	3,557
4.50%, 07/20/52	571	543,742
4.50%, 08/20/52	144	136,595
4.50%, 06/15/54(l)	1,125	1,061,212
4.50%, 11/20/54	432	408,112
5.00%, 04/20/48	10	9,979
5.00%, 05/20/48	18	18,222
5.00%, 11/20/48	3	3,227
5.00%, 12/20/48	20	20,047
5.00%, 01/20/49	28	27,675
5.00%, 05/20/49	3	2,489
5.00%, 06/20/49	80	78,879
5.00%, 07/20/52	24	22,960
5.00%, 12/20/52	649	631,641
5.00%, 01/20/53	162	157,687
5.00%, 04/20/53	177	172,123
5.00%, 06/15/54(l)	1,275	1,236,744
5.00%, 09/20/54	161	156,094
5.00%, 10/20/54	154	149,704
5.00%, 11/20/54	507	492,166
5.50%, 12/20/52	102	102,205
5.50%, 01/20/53	315	314,458
5.50%, 03/20/53	206	205,185
5.50%, 04/20/53	144	144,052
5.50%, 05/20/53	96	96,043
5.50%, 06/20/53	22	21,804
5.50%, 07/20/53	8	8,110
5.50%, 09/20/53	580	578,915
5.50%, 04/20/54	287	285,566
5.50%, 06/15/54(l)	1,053	1,045,390
5.50%, 12/20/54	380	377,859
6.00%, 09/20/53	116	117,516
6.00%, 10/20/53	174	176,735
6.00%, 06/15/54(l)	1,125	1,135,725
6.00%, 07/20/54	403	408,108
6.00%, 08/20/54	961	972,000

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 10/20/53	$22	$22,822
6.50%, 06/15/54(l)	1,450	1,480,515
6.50%, 08/20/54	266	271,318
6.50%, 02/20/55	215	220,057
6.50%, 03/20/55	25	25,490
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	4	3,446
1.50%, 02/01/37	90	79,180
1.50%, 03/01/37	61	53,394
1.50%, 04/01/37	7	6,241
1.50%, 06/15/39(l)	300	262,931
1.50%, 11/01/50	165	121,917
1.50%, 01/01/51	377	278,464
1.50%, 07/01/51	123	90,765
1.50%, 11/01/51	161	119,071
2.00%, 12/01/35	26	23,261
2.00%, 02/01/36	144	130,549
2.00%, 03/01/36	15	13,752
2.00%, 05/01/36	101	91,335
2.00%, 08/01/36	16	14,501
2.00%, 09/01/36	79	71,590
2.00%, 11/01/36	17	15,754
2.00%, 01/01/37	17	15,592
2.00%, 02/01/37	152	137,100
2.00%, 04/01/37	49	44,834
2.00%, 06/15/39(l)	1,036	935,626
2.00%, 05/01/50	197	156,396
2.00%, 07/01/50	206	162,161
2.00%, 09/01/50	758	596,441
2.00%, 10/01/50	262	206,042
2.00%, 12/01/50	1,272	1,005,439
2.00%, 01/01/51	215	170,272
2.00%, 02/01/51	831	652,402
2.00%, 03/01/51	633	497,431
2.00%, 04/01/51	2,952	2,311,786
2.00%, 05/01/51	74	58,644
2.00%, 06/01/51	213	167,720
2.00%, 07/01/51	823	643,862
2.00%, 08/01/51	190	149,330
2.00%, 10/01/51	2,244	1,758,880
2.00%, 11/01/51	199	155,795
2.00%, 12/01/51	452	352,923
2.00%, 01/01/52	818	640,191
2.00%, 02/01/52	1,204	938,972
2.00%, 03/01/52	1,254	975,823
2.00%, 04/01/52	2,676	2,084,345
2.00%, 05/01/52	3,165	2,462,673
2.00%, 06/15/54(l)	5,550	4,311,359
2.50%, 04/01/32	17	16,200
2.50%, 07/01/35	21	19,980
2.50%, 10/01/35	46	43,044
2.50%, 05/01/36	26	24,448
2.50%, 07/01/36	70	64,803
2.50%, 06/15/39(l)	475	438,449
2.50%, 04/01/47	28	23,866
2.50%, 06/01/50	45	37,167
2.50%, 07/01/50	58	48,234
2.50%, 08/01/50	87	72,076
2.50%, 09/01/50	507	419,267
2.50%, 10/01/50	362	299,617
2.50%, 11/01/50	1,062	876,434
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 12/01/50	$41	$33,503
2.50%, 01/01/51	63	51,614
2.50%, 02/01/51	451	370,832
2.50%, 04/01/51	41	33,631
2.50%, 07/01/51	77	62,844
2.50%, 08/01/51	37	30,424
2.50%, 09/01/51	644	527,603
2.50%, 11/01/51	101	82,659
2.50%, 12/01/51	2,616	2,141,123
2.50%, 01/01/52	3,545	2,904,086
2.50%, 03/01/52	55	45,524
2.50%, 04/01/52	1,685	1,380,038
2.50%, 05/01/52	1,310	1,070,096
2.50%, 07/01/52	782	638,220
2.50%, 08/01/52	1,058	864,305
2.50%, 06/15/54(l)	3,125	2,544,760
3.00%, 03/01/30	19	18,851
3.00%, 01/01/31	16	15,249
3.00%, 02/01/31	4	4,300
3.00%, 02/01/32	5	4,725
3.00%, 06/01/32	5	4,424
3.00%, 11/01/32	6	5,604
3.00%, 12/01/32	5	4,340
3.00%, 01/01/33	5	4,349
3.00%, 02/01/33	5	5,080
3.00%, 09/01/34	38	36,181
3.00%, 12/01/34	35	33,150
3.00%, 04/01/35	205	195,028
3.00%, 06/15/39(l)	175	164,908
3.00%, 11/01/42	4	3,452
3.00%, 09/01/43	5	4,732
3.00%, 01/01/44	8	6,758
3.00%, 10/01/44	87	77,869
3.00%, 03/01/45	45	40,286
3.00%, 05/01/45	22	19,297
3.00%, 07/01/46	239	210,026
3.00%, 08/01/46	20	16,781
3.00%, 11/01/46	163	143,161
3.00%, 12/01/46	35	30,466
3.00%, 01/01/47	50	44,480
3.00%, 02/01/47	160	139,708
3.00%, 03/01/47	88	76,909
3.00%, 07/01/47	44	38,488
3.00%, 08/01/47	6	5,591
3.00%, 12/01/47	34	29,857
3.00%, 03/01/48	14	12,501
3.00%, 11/01/48	52	44,981
3.00%, 02/01/49	745	654,384
3.00%, 09/01/49	86	75,054
3.00%, 11/01/49	7	5,839
3.00%, 12/01/49	730	630,535
3.00%, 02/01/50	863	745,258
3.00%, 06/01/50	85	73,342
3.00%, 07/01/50	72	62,309
3.00%, 08/01/50	26	22,164
3.00%, 05/01/51	282	245,172
3.00%, 06/01/51	976	837,723
3.00%, 07/01/51	244	210,070
3.00%, 08/01/51	107	91,762
3.00%, 11/01/51	88	75,268
3.00%, 03/01/52	728	625,397

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 04/01/52	$587	$503,461
3.00%, 05/01/52	426	364,773
3.00%, 06/15/54(l)	3,075	2,616,029
3.50%, 03/01/33	6	5,925
3.50%, 04/01/33	8	7,877
3.50%, 05/01/33	6	5,434
3.50%, 02/01/34	15	14,744
3.50%, 07/01/34	3	2,890
3.50%, 08/01/34	6	5,470
3.50%, 06/15/39(l)	75	71,613
3.50%, 02/01/45	9	8,249
3.50%, 01/01/46	14	12,623
3.50%, 03/01/46	40	36,842
3.50%, 07/01/46	6	5,870
3.50%, 08/01/46	209	189,864
3.50%, 10/01/46	45	40,678
3.50%, 12/01/46	46	41,998
3.50%, 01/01/47	57	51,293
3.50%, 02/01/47	18	16,096
3.50%, 05/01/47	13	11,704
3.50%, 08/01/47	10	9,012
3.50%, 11/01/47	8	7,511
3.50%, 01/01/48	302	273,397
3.50%, 02/01/48	117	105,746
3.50%, 03/01/48	4	3,627
3.50%, 04/01/48	33	29,077
3.50%, 05/01/48	10	9,081
3.50%, 06/01/48	24	22,068
3.50%, 11/01/48	9	8,177
3.50%, 01/01/49	44	39,927
3.50%, 04/01/49	8	6,844
3.50%, 06/01/49	74	67,122
3.50%, 07/01/49	32	28,321
3.50%, 08/01/49	521	470,440
3.50%, 05/01/50	141	126,832
3.50%, 06/01/50	849	761,540
3.50%, 07/01/50	111	99,841
3.50%, 02/01/51	368	330,331
3.50%, 04/01/52	97	87,383
3.50%, 06/01/52	421	377,818
3.50%, 07/01/52	887	790,642
3.50%, 06/15/54(l)	2,675	2,370,778
4.00%, 07/01/32	1	909
4.00%, 05/01/33	4	3,549
4.00%, 06/01/33	5	5,582
4.00%, 12/01/33	1	978
4.00%, 08/01/37	4	3,498
4.00%, 09/01/37	6	5,649
4.00%, 11/01/37	7	6,695
4.00%, 02/01/38	3	3,027
4.00%, 06/01/38	4	3,956
4.00%, 11/01/38	2	1,554
4.00%, 06/15/39(l)	219	211,966
4.00%, 12/01/39	53	51,159
4.00%, 01/01/45	34	32,506
4.00%, 03/01/45	6	5,312
4.00%, 06/01/45	14	13,701
4.00%, 06/01/46	62	58,721
4.00%, 07/01/46	131	122,684
4.00%, 10/01/46	7	6,648
4.00%, 02/01/47	4	4,045
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 08/01/47	$3	$2,495
4.00%, 09/01/47	29	27,665
4.00%, 10/01/47	43	39,864
4.00%, 01/01/48	36	34,277
4.00%, 09/01/48	165	153,694
4.00%, 10/01/48	15	14,431
4.00%, 11/01/48	20	18,534
4.00%, 12/01/48	10	9,482
4.00%, 01/01/49	415	386,575
4.00%, 02/01/49	5	4,478
4.00%, 03/01/49	23	20,605
4.00%, 04/01/49	35	32,370
4.00%, 05/01/49	21	19,370
4.00%, 06/01/49	46	43,038
4.00%, 07/01/49	108	100,640
4.00%, 12/01/49	16	14,510
4.00%, 02/01/50	4	3,366
4.00%, 04/01/50	166	154,202
4.00%, 05/01/50	18	16,244
4.00%, 03/01/51	171	158,561
4.00%, 04/01/52	62	57,178
4.00%, 05/01/52	83	76,078
4.00%, 06/13/52(l)	3,821	3,500,299
4.00%, 07/01/52	833	767,230
4.00%, 08/01/52	108	99,663
4.00%, 10/01/52	421	389,690
4.00%, 02/01/53	490	454,961
4.50%, 01/01/44	85	83,599
4.50%, 02/01/46	13	12,669
4.50%, 04/01/47	6	5,467
4.50%, 10/01/47	13	12,501
4.50%, 03/01/48	9	8,736
4.50%, 06/01/48	8	7,338
4.50%, 07/01/48	2	1,739
4.50%, 08/01/48	21	20,198
4.50%, 10/01/48	27	26,366
4.50%, 11/01/48	34	32,672
4.50%, 12/01/48	43	41,411
4.50%, 01/01/49	16	15,281
4.50%, 02/01/49	46	43,954
4.50%, 04/01/49	62	59,299
4.50%, 05/01/49	22	20,786
4.50%, 09/01/50	171	163,801
4.50%, 06/01/52	182	172,390
4.50%, 08/01/52	104	98,272
4.50%, 09/01/52	519	492,704
4.50%, 10/01/52	247	234,220
4.50%, 11/01/52	153	144,919
4.50%, 12/01/52	726	691,127
4.50%, 08/01/53	141	133,452
4.50%, 11/01/53	210	198,688
4.50%, 06/15/54(l)	1,474	1,390,059
5.00%, 03/01/48	4	3,719
5.00%, 04/01/48	12	11,426
5.00%, 05/01/48	8	7,616
5.00%, 07/01/48	9	9,273
5.00%, 01/01/49	7	7,251
5.00%, 04/01/49	12	12,132
5.00%, 08/01/52	40	39,343
5.00%, 09/01/52	120	117,808
5.00%, 10/01/52	391	379,979

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 11/01/52	$145	$141,447
5.00%, 12/01/52	121	118,605
5.00%, 01/01/53	80	78,052
5.00%, 03/01/53	63	61,308
5.00%, 06/01/53	183	178,239
5.00%, 04/01/54	215	209,397
5.00%, 06/15/54(l)	550	532,321
5.00%, 10/01/54	798	772,555
5.00%, 11/01/54	2,366	2,291,561
5.00%, 12/01/54	76	73,273
5.00%, 01/01/55	154	149,823
5.50%, 01/01/47	10	9,979
5.50%, 09/01/52	59	59,554
5.50%, 11/01/52	85	85,640
5.50%, 12/01/52	244	244,167
5.50%, 01/01/53	252	253,001
5.50%, 02/01/53	308	307,629
5.50%, 03/01/53	219	219,398
5.50%, 04/01/53	672	672,000
5.50%, 05/01/53	492	488,841
5.50%, 06/01/53	45	44,517
5.50%, 08/01/53	220	218,253
5.50%, 03/01/54	761	754,770
5.50%, 05/01/54	318	315,564
5.50%, 06/01/54	229	227,660
5.50%, 06/15/54(l)	2,075	2,054,066
5.50%, 08/01/54	659	655,801
5.50%, 11/01/54	711	707,950
5.50%, 03/01/55	297	295,175
6.00%, 02/01/49	22	22,463
6.00%, 12/01/52	67	68,385
6.00%, 01/01/53	56	57,964
6.00%, 06/01/53	33	33,148
6.00%, 07/01/53	174	175,933
6.00%, 08/01/53	657	670,489
6.00%, 09/01/53	271	275,777
6.00%, 11/01/53	244	247,980
6.00%, 12/01/53	78	79,199
6.00%, 02/01/54	48	48,532
6.00%, 05/01/54	707	718,498
6.00%, 06/15/54(l)	2,175	2,196,231
6.00%, 08/01/54	980	992,007
6.00%, 09/01/54	461	466,869
6.00%, 02/01/55	418	424,434
6.00%, 04/01/55	261	266,097
6.00%, 05/01/55	180	182,549
6.50%, 10/01/53	39	40,090
6.50%, 11/01/53	387	397,141
6.50%, 12/01/53	369	381,368
6.50%, 01/01/54	230	237,578
6.50%, 02/01/54	241	249,450
6.50%, 03/01/54	216	224,889
6.50%, 04/01/54	181	188,107
6.50%, 05/01/54	119	123,377
6.50%, 06/15/54(l)	375	385,037
6.50%, 08/01/54	228	235,864
6.50%, 09/01/54	104	107,697
6.50%, 01/01/55	191	197,279
6.50%, 04/01/55	902	928,995
		123,655,324
Security	Par (000)	Value
U.S. Government Agency Obligations — 0.0%
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	$50	$56,126
Federal National Mortgage Association, 0.88%, 08/05/30	50	42,733
		98,859
U.S. Government Obligations — 22.5%
U.S. Treasury Note/Bond
0.63%, 05/15/30	200	170,141
0.63%, 08/15/30	500	421,445
0.88%, 11/15/30	700	593,141
1.25%, 08/15/31	2,713	2,291,637
1.38%, 11/15/31	2,500	2,111,523
1.50%, 02/15/30	1,000	896,016
1.63%, 05/15/31	1,770	1,542,527
1.88%, 02/15/32	2,070	1,795,402
2.75%, 08/15/32	1,490	1,357,530
2.88%, 05/15/32	2,750	2,536,445
3.38%, 05/15/33	1,879	1,769,196
3.50%, 02/15/33	1,700	1,619,250
3.63%, 09/30/31	550	535,090
3.75%, 05/31/30	1,135	1,123,295
3.75%, 06/30/30	1,058	1,046,676
3.75%, 12/31/30	600	591,469
3.75%, 08/31/31	300	294,141
3.88%, 08/15/33	2,149	2,090,910
3.88%, 08/15/34	2,123	2,046,041
4.00%, 02/28/30	590	591,429
4.00%, 07/31/30	1,365	1,365,533
4.00%, 01/31/31	500	498,945
4.00%, 04/30/32	797	789,404
4.00%, 02/15/34	2,000	1,954,687
4.13%, 08/31/30	722	726,230
4.13%, 03/31/31	400	401,281
4.13%, 07/31/31	750	751,230
4.13%, 10/31/31	818	818,064
4.13%, 11/30/31	650	649,848
4.13%, 02/29/32	833	831,829
4.13%, 03/31/32	1,122	1,120,072
4.13%, 11/15/32	1,629	1,622,128
4.25%, 02/28/31	500	505,039
4.25%, 06/30/31	500	504,336
4.25%, 11/15/34	2,283	2,261,597
4.25%, 05/15/35	630	623,109
4.38%, 11/30/30	1,440	1,464,638
4.38%, 01/31/32	833	844,063
4.38%, 05/15/34	3,295	3,305,297
4.50%, 12/31/31	330	336,858
4.50%, 11/15/33	2,249	2,283,086
4.63%, 09/30/30	308	316,999
4.63%, 04/30/31	1,456	1,498,088
4.63%, 05/31/31	900	925,805
4.63%, 02/15/35	2,777	2,830,370
4.88%, 10/31/30	726	755,834
5.38%, 02/15/31	300	319,547
6.25%, 05/15/30	300	329,859
		56,057,080
Total U.S. Government & Agency Obligations — 72.1% (Cost: $187,504,528)		179,811,263

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Office REITs — 0.0%
Office Properties Income Trust, NVS	17	$3
Total Common Stocks — 0.0% (Cost $0)		3
Total Long-Term Investments — 99.0% (Cost: $254,770,433)		247,146,059
Short-Term Securities
Money Market Funds — 15.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(m)(n)	38,364,736	38,380,082
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(m)(n)(o)	1,281,277	1,281,277
Total Short-Term Securities — 15.9% (Cost: $39,654,887)		39,661,359
Total Investments Before TBA Sales Commitments — 114.9% (Cost: $294,425,320)		286,807,418
	Par (000)
TBA Sales Commitments(l)
Mortgage-Backed Securities — (0.3)%
Government National Mortgage Association, 6.50%, 06/15/54	$(275)	(280,787)
Uniform Mortgage-Backed Securities
5.50%, 06/15/54	(300)	(296,974)
6.00%, 06/15/54	(250)	(252,440)
Total TBA Sales Commitments — (0.3)% (Proceeds: $(828,922))		(830,201)
Total Investments, Net of TBA Sales Commitments — 114.6% (Cost: $293,596,398)		285,977,217
Liabilities in Excess of Other Assets — (14.6)%		(36,444,956)
Net Assets — 100.0%		$249,532,261

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Perpetual security with no stated maturity date.
(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	Zero-coupon bond.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Non-income producing security.
(l)	Represents or includes a TBA transaction.
(m)	Affiliate of the Fund.
(n)	Annualized 7-day yield as of period end.
(o)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,457,512	$9,925,517 (a)	$—	$(437)	$(2,510)	$38,380,082	38,364,736	$388,606	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,313,962	—	(32,685)(a)	—	—	1,281,277	1,281,277	3,003 (b)	—
				$(437)	$(2,510)	$39,661,359		$391,609	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collateralized Mortgage Obligations	$—	$1,032,653	$—	$1,032,653
Corporate Bonds & Notes	—	55,961,444	—	55,961,444
Foreign Government Obligations	—	10,108,046	—	10,108,046
Municipal Debt Obligations	—	232,650	—	232,650
U.S. Government & Agency Obligations	—	179,811,263	—	179,811,263
Common Stocks	—	3	—	3
Short-Term Securities
Money Market Funds	39,661,359	—	—	39,661,359
Liabilities
Investments
TBA Sales Commitments	—	(830,201)	—	(830,201)
	$39,661,359	$246,315,858	$—	$285,977,217

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 5-10 Year USD Bond ETF

Portfolio Abbreviation
CMT	Constant Maturity Treasury
GO	General Obligation
NVS	Non-Voting Shares
PIK	Payment-in-kind
RB	Revenue Bonds

REIT	Real Estate Investment Trust
SCA	Svenska Celluosa Aktiebolaget
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced